REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Security Life of Denver Insurance Company and
Policyholders of Security Life Separate Account S-L1
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the divisions of Security Life Separate Account S-L1 (the “Separate Account”) listed in Appendix A, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2021, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.
The statements of changes in net assets for the year or period ended December 31, 2020 and financial highlights for the four years or periods ended December 31, 2020 were audited by other auditors whose report, dated April 15, 2021, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.
/s/Deloitte & Touche LLP

Chicago, Illinois
April 29, 2022

We have served as the auditor of Security Life Separate Account S-L1 since 2021.

Security Life Separate Account S-L1				Appendix A

Division	Statements of Net Assets as of	Statements of Operations for the Year ended	Statements of Changes in Net Assets for the Year ended	Financial Highlights for the Year Ended
Invesco V.I. Core Equity Fund - Series I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
American Funds Insurance Series® Growth Fund - Class 2	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
American Funds Insurance Series® Growth-Income Fund - Class 2	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
American Funds Insurance Series® International Fund - Class 2	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
BlackRock Global Allocation V.I. Fund - Class III	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Balanced Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Intermediate Bond Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Global Perspectives® Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Government Liquid Assets Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Government Liquid Assets Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya High Yield Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Large Cap Growth Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Large Cap Value Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Limited Maturity Bond Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Retirement Growth Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Retirement Moderate Growth Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Retirement Moderate Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya U.S. Stock Index Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Clarion Global Real Estate Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Clarion Real Estate Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Invesco Growth and Income Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® T. Rowe Price International Stock Portfolio - Institutional Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Global Bond Portfolio - Service Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya International High Dividend Low Volatility Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Solution Moderately Aggressive Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Baron Growth Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Columbia Small Cap Value II Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Invesco Comstock Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Invesco Equity and Income Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® Invesco Global Portfolio - Initial Class**	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Strategic Allocation Growth Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Strategic Allocation Moderate Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Growth and Income Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Global High Dividend Low Volatility Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Index Plus LargeCap Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Index Plus MidCap Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Index Plus SmallCap Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya International Index Portfolio - Class S	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Russell™ Large Cap Growth Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Russell™ Large Cap Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021

Division	Statements of Net Assets as of	Statements of Operations for the Year ended	Statements of Changes in Net Assets for the Year ended	Financial Highlights for the Year Ended
Voya Russell™ Large Cap Value Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Russell™ Small Cap Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya Small Company Portfolio - Class S	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya U.S. Bond Index Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya MidCap Opportunities Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021
Voya SmallCap Opportunities Portfolio - Class I	December 31, 2021	December 31, 2021	December 31, 2021	December 31, 2021

** Name Changed during the year

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$604	$3,296	$1,228	$1,342	$218
Total assets	604	3,296	1,228	1,342	218
Net assets	$604	$3,296	$1,228	$1,342	$218

Total number of mutual fund shares	15,970	26,101	18,477	59,385	15,161

Cost of mutual fund shares	$479	$2,085	$876	$1,172	$219

The accompanying notes are an integral part of these financial statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,881	$1,589	$457	$2,957	$1,263
Total assets	11,881	1,589	457	2,957	1,263
Net assets	$11,881	$1,589	$457	$2,957	$1,263

Total number of mutual fund shares	218,606	29,431	34,220	113,074	48,622

Cost of mutual fund shares	$7,166	$1,009	$435	$2,513	$1,073

The accompanying notes are an integral part of these financial statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$31	$901	$1,052	$47	$935
Total assets	31	901	1,052	47	935
Net assets	$31	$901	$1,052	$47	$935

Total number of mutual fund shares	829	48,870	82,021	3,873	935,372

Cost of mutual fund shares	$22	$711	$1,058	$42	$935

The accompanying notes are an integral part of these financial statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,812	$625	$8,801	$3,182	$628
Total assets	1,812	625	8,801	3,182	628
Net assets	$1,812	$625	$8,801	$3,182	$628

Total number of mutual fund shares	1,811,869	62,839	391,482	226,615	61,831

Cost of mutual fund shares	$1,812	$614	$7,409	$2,659	$629

The accompanying notes are an integral part of these financial statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$955	$32	$1,122	$15,454	$318
Total assets	955	32	1,122	15,454	318
Net assets	$955	$32	$1,122	$15,454	$318

Total number of mutual fund shares	63,171	2,390	87,626	706,644	23,165

Cost of mutual fund shares	$806	$28	$1,006	$10,439	$264

The accompanying notes are an integral part of these financial statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$159	$108	$657	$4,027	$7,764
Total assets	159	108	657	4,027	7,764
Net assets	$159	$108	$657	$4,027	$7,764

Total number of mutual fund shares	3,452	4,005	28,445	189,257	235,552

Cost of mutual fund shares	$109	$93	$551	$3,445	$6,557

The accompanying notes are an integral part of these financial statements.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$499	$1,849	$122	$300	$102
Total assets	499	1,849	122	300	102
Net assets	$499	$1,849	$122	$300	$102

Total number of mutual fund shares	42,327	105,803	11,824	28,703	6,638

Cost of mutual fund shares	$472	$1,428	$127	$319	$85

The accompanying notes are an integral part of these financial statements.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$232	$424	$655	$7,736	$6,126
Total assets	232	424	655	7,736	6,126
Net assets	$232	$424	$655	$7,736	$6,126

Total number of mutual fund shares	6,567	19,534	30,812	146,830	233,717

Cost of mutual fund shares	$184	$315	$539	$6,470	$4,139

The accompanying notes are an integral part of these financial statements.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$281	$14,961	$2	$—	$16
Total assets	281	14,961	2	—	16
Net assets	$281	$14,961	$2	$—	$16

Total number of mutual fund shares	14,064	1,009,500	115	17	989

Cost of mutual fund shares	$261	$11,473	$1	$—	$12

The accompanying notes are an integral part of these financial statements.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$264	$784	$513	$875	$586
Total assets	264	784	513	875	586
Net assets	$264	$784	$513	$875	$586

Total number of mutual fund shares	11,328	63,742	14,608	33,425	21,491

Cost of mutual fund shares	$303	$624	$367	$658	$470

The accompanying notes are an integral part of these financial statements.
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$996	$18,319	$1,042	$859	$323
Total assets	996	18,319	1,042	859	323
Net assets	$996	$18,319	$1,042	$859	$323

Total number of mutual fund shares	83,388	251,879	30,234	30,359	6,662

Cost of mutual fund shares	$824	$5,246	$553	$567	$241

The accompanying notes are an integral part of these financial statements.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$134	$1,684	$107	$659	$893
Total assets	134	1,684	107	659	893
Net assets	$134	$1,684	$107	$659	$893

Total number of mutual fund shares	7,569	82,083	9,933	36,402	32,909

Cost of mutual fund shares	$105	$1,480	$110	$511	$832

The accompanying notes are an integral part of these financial statements.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$4	$7	$13	$34	$2
Expenses:
Mortality and expense risk charges	4	19	6	9	2
Total expenses	4	19	6	9	2
Net investment income (loss)	0	(12)	7	25	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	113	5	16	9
Capital gains distributions	13	380	11	—	37
Total realized gain (loss) on investments
and capital gains distributions	24	493	16	16	46
Net change in unrealized appreciation
(depreciation) of investments	109	98	211	(71)	(33)
Net realized and unrealized gain (loss)
on investments	133	591	227	(55)	13
Net increase (decrease) in net assets
resulting from operations	$133	$579	$234	$(30)	$13

The accompanying notes are an integral part of these financial statements.
17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$7	$1	$10	$53	$22
Expenses:
Mortality and expense risk charges	96	—	3	25	1
Total expenses	96	—	3	25	1
Net investment income (loss)	(89)	1	7	28	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	278	35	6	43	17
Capital gains distributions	1,352	180	13	309	134
Total realized gain (loss) on investments
and capital gains distributions	1,630	215	19	352	151
Net change in unrealized appreciation
(depreciation) of investments	991	133	(32)	199	84
Net realized and unrealized gain (loss)
on investments	2,621	348	(13)	551	235
Net increase (decrease) in net assets
resulting from operations	$2,532	$349	$(6)	$579	$256

The accompanying notes are an integral part of these financial statements.
18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$14	$31	$2	$—
Expenses:
Mortality and expense risk charges	—	6	6	1	9
Total expenses	—	6	6	1	9
Net investment income (loss)	—	8	25	1	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	10	2	2	—
Capital gains distributions	1	13	—	2	—
Total realized gain (loss) on investments
and capital gains distributions	5	23	2	4	—
Net change in unrealized appreciation
(depreciation) of investments	3	87	(41)	(2)	—
Net realized and unrealized gain (loss)
on investments	8	110	(39)	2	—
Net increase (decrease) in net assets
resulting from operations	$8	$118	$(14)	$3	$(9)

The accompanying notes are an integral part of these financial statements.
19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$34	$—	$74	$9
Expenses:
Mortality and expense risk charges	10	4	58	19	3
Total expenses	10	4	58	19	3
Net investment income (loss)	(10)	30	(58)	55	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	203	17	1
Capital gains distributions	1	—	1,510	34	—
Total realized gain (loss) on investments
and capital gains distributions	1	1	1,713	51	1
Net change in unrealized appreciation
(depreciation) of investments	—	(2)	(251)	575	(10)
Net realized and unrealized gain (loss)
on investments	1	(1)	1,462	626	(9)
Net increase (decrease) in net assets
resulting from operations	$(9)	$29	$1,404	$681	$(3)

The accompanying notes are an integral part of these financial statements.
20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$19	$1	$24	$159	$8
Expenses:
Mortality and expense risk charges	8	—	10	94	2
Total expenses	8	—	10	94	2
Net investment income (loss)	11	1	14	65	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	—	10	556	(1)
Capital gains distributions	38	1	44	1,343	—
Total realized gain (loss) on investments
and capital gains distributions	55	1	54	1,899	(1)
Net change in unrealized appreciation
(depreciation) of investments	62	2	27	1,499	79
Net realized and unrealized gain (loss)
on investments	117	3	81	3,398	78
Net increase (decrease) in net assets
resulting from operations	$128	$4	$95	$3,463	$84

The accompanying notes are an integral part of these financial statements.
21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$1	$—	$15	$78
Expenses:
Mortality and expense risk charges	1	1	6	29	36
Total expenses	1	1	6	29	36
Net investment income (loss)	2	—	(6)	(14)	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	—	66	9	47
Capital gains distributions	—	—	61	184	833
Total realized gain (loss) on investments
and capital gains distributions	7	—	127	193	880
Net change in unrealized appreciation
(depreciation) of investments	48	24	(203)	439	276
Net realized and unrealized gain (loss)
on investments	55	24	(76)	632	1,156
Net increase (decrease) in net assets
resulting from operations	$57	$24	$(82)	$618	$1,198

The accompanying notes are an integral part of these financial statements.
22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$9	$16	$3	$7	$2
Expenses:
Mortality and expense risk charges	2	14	1	1	1
Total expenses	2	14	1	1	1
Net investment income (loss)	7	2	2	6	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	46	—	(8)	1
Capital gains distributions	8	47	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	(11)	93	4	(8)	1
Net change in unrealized appreciation
(depreciation) of investments	105	(83)	(13)	33	12
Net realized and unrealized gain (loss)
on investments	94	10	(9)	25	13
Net increase (decrease) in net assets
resulting from operations	$101	$12	$(7)	$31	$14

The accompanying notes are an integral part of these financial statements.
23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$2	$11	$108	$—
Expenses:
Mortality and expense risk charges	2	3	3	50	47
Total expenses	2	3	3	50	47
Net investment income (loss)	(2)	(1)	8	58	(47)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	36	14	62	147
Capital gains distributions	15	2	—	87	256
Total realized gain (loss) on investments
and capital gains distributions	23	38	14	149	403
Net change in unrealized appreciation
(depreciation) of investments	20	88	144	1,010	422
Net realized and unrealized gain (loss)
on investments	43	126	158	1,159	825
Net increase (decrease) in net assets
resulting from operations	$41	$125	$166	$1,217	$778

The accompanying notes are an integral part of these financial statements.
24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2	$1	$—	$—	$—
Expenses:
Mortality and expense risk charges	1	109	—	—	—
Total expenses	1	109	—	—	—
Net investment income (loss)	1	(108)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	620	—	—	—
Capital gains distributions	9	2,141	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	2,761	—	—	—
Net change in unrealized appreciation
(depreciation) of investments	57	(903)	—	—	1
Net realized and unrealized gain (loss)
on investments	64	1,858	—	—	1
Net increase (decrease) in net assets
resulting from operations	$65	$1,750	$—	$—	$1

The accompanying notes are an integral part of these financial statements.
25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$3	$20	$5	$7	$4
Expenses:
Mortality and expense risk charges	2	5	1	5	3
Total expenses	2	5	1	5	3
Net investment income (loss)	1	15	4	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	17	18	5	2
Capital gains distributions	105	—	30	3	—
Total realized gain (loss) on investments
and capital gains distributions	106	17	48	8	2
Net change in unrealized appreciation
(depreciation) of investments	(47)	105	67	179	124
Net realized and unrealized gain (loss)
on investments	59	122	115	187	126
Net increase (decrease) in net assets
resulting from operations	$60	$137	$119	$189	$127

The accompanying notes are an integral part of these financial statements.
26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$16	$85	$10	$17	$1
Expenses:
Mortality and expense risk charges	4	131	3	4	2
Total expenses	4	131	3	4	2
Net investment income (loss)	12	(46)	7	13	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	996	20	53	4
Capital gains distributions	—	72	37	—	10
Total realized gain (loss) on investments
and capital gains distributions	21	1,068	57	53	14
Net change in unrealized appreciation
(depreciation) of investments	47	3,272	158	94	19
Net realized and unrealized gain (loss)
on investments	68	4,340	215	147	33
Net increase (decrease) in net assets
resulting from operations	$80	$4,294	$222	$160	$32

The accompanying notes are an integral part of these financial statements.
27

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$—	$2	$—	$—
Expenses:
Mortality and expense risk charges	1	6	1	3	2
Total expenses	1	6	1	3	2
Net investment income (loss)	—	(6)	1	(3)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	(8)	—	31	8
Capital gains distributions	—	7	1	85	78
Total realized gain (loss) on investments
and capital gains distributions	7	(1)	1	116	86
Net change in unrealized appreciation
(depreciation) of investments	11	221	(6)	(40)	(45)
Net realized and unrealized gain (loss)
on investments	18	220	(5)	76	41
Net increase (decrease) in net assets
resulting from operations	$18	$214	$(4)	$73	$39

The accompanying notes are an integral part of these financial statements.
28

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2
Net assets at January 1, 2020	$496	$2,222	$960	$1,222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(8)	7	—
Total realized gain (loss) on investments
and capital gains distributions	116	177	32	14
Net change in unrealized appreciation
(depreciation) of investments	(64)	806	72	134
Net increase (decrease) in net assets resulting from operations	55	975	111	148
Changes from principal transactions:
Premiums	—	61	25	46
Surrenders & withdrawals	(28)	(235)	(60)	(56)
Cost of insurance & administrative charges	(16)	(136)	(34)	(48)
Benefit payments	(2)	(4)	—	(1)
Transfers between Divisions (including fixed account), net	(1)	(131)	(9)	12
Increase (decrease) in net assets
derived from principal transactions	(47)	(445)	(78)	(47)
Total increase (decrease) in net assets	8	530	33	101
Net assets at December 31, 2020	504	2,752	993	1,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(12)	7	25
Total realized gain (loss) on investments
and capital gains distributions	24	493	16	16
Net change in unrealized appreciation
(depreciation) of investments	109	98	211	(71)
Net increase (decrease) in net assets resulting from operations	133	579	234	(30)
Changes from principal transactions:
Premiums	—	118	23	50
Surrenders & withdrawals	(2)	(95)	—	(27)
Cost of insurance & administrative charges	(14)	(136)	(32)	(48)
Benefit payments	(17)	(16)	—	—
Transfers between Divisions (including fixed account), net	—	94	10	74
Increase (decrease) in net assets
derived from principal transactions	(33)	(35)	1	49
Total increase (decrease) in net assets	100	544	235	19
Net assets at December 31, 2021	$604	$3,296	$1,228	$1,342

The accompanying notes are an integral part of these financial statements.
29

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2020	$261	$7,910	$1,013	$484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(55)	2	8
Total realized gain (loss) on investments
and capital gains distributions	11	264	42	5
Net change in unrealized appreciation
(depreciation) of investments	27	1,979	256	28
Net increase (decrease) in net assets resulting from operations	40	2,188	300	41
Changes from principal transactions:
Premiums	9	273	44	—
Surrenders & withdrawals	(61)	(297)	(11)	(6)
Cost of insurance & administrative charges	(8)	(341)	(53)	(20)
Benefit payments	—	(48)	—	—
Transfers between Divisions (including fixed account), net	(5)	(30)	(25)	(2)
Increase (decrease) in net assets
derived from principal transactions	(65)	(443)	(45)	(28)
Total increase (decrease) in net assets	(25)	1,745	255	13
Net assets at December 31, 2020	236	9,655	1,268	497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(89)	1	7
Total realized gain (loss) on investments
and capital gains distributions	46	1,630	215	19
Net change in unrealized appreciation
(depreciation) of investments	(33)	991	133	(32)
Net increase (decrease) in net assets resulting from operations	13	2,532	349	(6)
Changes from principal transactions:
Premiums	8	266	42	—
Surrenders & withdrawals	(25)	(232)	(11)	(7)
Cost of insurance & administrative charges	(8)	(307)	(50)	(14)
Benefit payments	—	(4)	—	(11)
Transfers between Divisions (including fixed account), net	(6)	(29)	(9)	(2)
Increase (decrease) in net assets
derived from principal transactions	(31)	(306)	(28)	(34)
Total increase (decrease) in net assets	(18)	2,226	321	(40)
Net assets at December 31, 2021	$218	$11,881	$1,589	$457

The accompanying notes are an integral part of these financial statements.
30

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net assets at January 1, 2020	$2,410	$1,035	$16	$744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	14	—	12
Total realized gain (loss) on investments
and capital gains distributions	103	56	1	30
Net change in unrealized appreciation
(depreciation) of investments	14	(5)	2	27
Net increase (decrease) in net assets resulting from operations	138	65	3	69
Changes from principal transactions:
Premiums	110	48	—	35
Surrenders & withdrawals	(31)	(73)	—	(30)
Cost of insurance & administrative charges	(133)	(44)	(1)	(40)
Benefit payments	(7)	—	—	(9)
Transfers between Divisions (including fixed account), net	40	20	13	(2)
Increase (decrease) in net assets
derived from principal transactions	(21)	(49)	12	(46)
Total increase (decrease) in net assets	117	16	15	23
Net assets at December 31, 2020	2,527	1,051	31	767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	21	—	8
Total realized gain (loss) on investments
and capital gains distributions	352	151	5	23
Net change in unrealized appreciation
(depreciation) of investments	199	84	3	87
Net increase (decrease) in net assets resulting from operations	579	256	8	118
Changes from principal transactions:
Premiums	95	42	—	32
Surrenders & withdrawals	(113)	(4)	—	(20)
Cost of insurance & administrative charges	(122)	(43)	(1)	(39)
Benefit payments	—	—	(6)	—
Transfers between Divisions (including fixed account), net	(9)	(39)	(1)	43
Increase (decrease) in net assets
derived from principal transactions	(149)	(44)	(8)	16
Total increase (decrease) in net assets	430	212	—	134
Net assets at December 31, 2021	$2,957	$1,263	$31	$901
The accompanying notes are an integral part of these financial statements.
31

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Service Class
Net assets at January 1, 2020	$1,010	$48	$1,213	$366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	2	(8)	(7)
Total realized gain (loss) on investments
and capital gains distributions	26	2	—	—
Net change in unrealized appreciation
(depreciation) of investments	15	5	—	—
Net increase (decrease) in net assets resulting from operations	70	9	(8)	(7)
Changes from principal transactions:
Premiums	59	—	101	40
Surrenders & withdrawals	(12)	—	(211)	—
Cost of insurance & administrative charges	(84)	(1)	(137)	(36)
Benefit payments	(9)	—	—	—
Transfers between Divisions (including fixed account), net	(8)	6	105	1,431
Increase (decrease) in net assets
derived from principal transactions	(54)	5	(142)	1,435
Total increase (decrease) in net assets	16	14	(150)	1,428
Net assets at December 31, 2020	1,026	62	1,063	1,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	1	(9)	(10)
Total realized gain (loss) on investments
and capital gains distributions	2	4	—	1
Net change in unrealized appreciation
(depreciation) of investments	(41)	(2)	—	—
Net increase (decrease) in net assets resulting from operations	(14)	3	(9)	(9)
Changes from principal transactions:
Premiums	55	—	131	50
Surrenders & withdrawals	(11)	—	(110)	—
Cost of insurance & administrative charges	(61)	(1)	(129)	(36)
Benefit payments	(17)	—	(4)	(1)
Transfers between Divisions (including fixed account), net	74	(17)	(7)	14
Increase (decrease) in net assets
derived from principal transactions	40	(18)	(119)	27
Total increase (decrease) in net assets	26	(15)	(128)	18
Net assets at December 31, 2021	$1,052	$47	$935	$1,812

The accompanying notes are an integral part of these financial statements.
32

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2020	$585	$6,319	$2,816	$532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(14)	39	8
Total realized gain (loss) on investments
and capital gains distributions	(4)	996	120	1
Net change in unrealized appreciation
(depreciation) of investments	5	796	(69)	6
Net increase (decrease) in net assets resulting from operations	28	1,778	90	15
Changes from principal transactions:
Premiums	13	175	81	10
Surrenders & withdrawals	(17)	(188)	(94)	(25)
Cost of insurance & administrative charges	(28)	(239)	(91)	(32)
Benefit payments	(3)	(34)	(24)	—
Transfers between Divisions (including fixed account), net	59	(130)	(141)	121
Increase (decrease) in net assets
derived from principal transactions	24	(416)	(269)	74
Total increase (decrease) in net assets	52	1,362	(179)	89
Net assets at December 31, 2020	637	7,681	2,637	621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(58)	55	6
Total realized gain (loss) on investments
and capital gains distributions	1	1,713	51	1
Net change in unrealized appreciation
(depreciation) of investments	(2)	(251)	575	(10)
Net increase (decrease) in net assets resulting from operations	29	1,404	681	(3)
Changes from principal transactions:
Premiums	14	171	75	41
Surrenders & withdrawals	(21)	(152)	(93)	—
Cost of insurance & administrative charges	(23)	(221)	(85)	(49)
Benefit payments	—	(69)	(16)	(13)
Transfers between Divisions (including fixed account), net	(11)	(13)	(17)	31
Increase (decrease) in net assets
derived from principal transactions	(41)	(284)	(136)	10
Total increase (decrease) in net assets	(12)	1,120	545	7
Net assets at December 31, 2021	$625	$8,801	$3,182	$628

The accompanying notes are an integral part of these financial statements.
33

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2020	$758	$68	$961	$11,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	2	15	148
Total realized gain (loss) on investments
and capital gains distributions	45	(1)	35	944
Net change in unrealized appreciation
(depreciation) of investments	40	4	59	797
Net increase (decrease) in net assets resulting from operations	99	5	109	1,889
Changes from principal transactions:
Premiums	39	2	5	408
Surrenders & withdrawals	(28)	—	—	(274)
Cost of insurance & administrative charges	(46)	(1)	(13)	(577)
Benefit payments	—	—	—	(72)
Transfers between Divisions (including fixed account), net	39	(49)	1	(111)
Increase (decrease) in net assets
derived from principal transactions	4	(48)	(7)	(626)
Total increase (decrease) in net assets	103	(43)	102	1,263
Net assets at December 31, 2020	861	25	1,063	12,925

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	1	14	65
Total realized gain (loss) on investments
and capital gains distributions	55	1	54	1,899
Net change in unrealized appreciation
(depreciation) of investments	62	2	27	1,499
Net increase (decrease) in net assets resulting from operations	128	4	95	3,463
Changes from principal transactions:
Premiums	39	2	3	372
Surrenders & withdrawals	(25)	—	—	(385)
Cost of insurance & administrative charges	(49)	(1)	(8)	(547)
Benefit payments	—	—	(24)	(263)
Transfers between Divisions (including fixed account), net	1	2	(7)	(111)
Increase (decrease) in net assets
derived from principal transactions	(34)	3	(36)	(934)
Total increase (decrease) in net assets	94	7	59	2,529
Net assets at December 31, 2021	$955	$32	$1,122	$15,454

The accompanying notes are an integral part of these financial statements.
34

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2020	$268	$296	$78	$670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	2	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	18	85	5	57
Net change in unrealized appreciation
(depreciation) of investments	(43)	(120)	(2)	155
Net increase (decrease) in net assets resulting from operations	(13)	(33)	4	211
Changes from principal transactions:
Premiums	9	—	3	29
Surrenders & withdrawals	(3)	(13)	—	(9)
Cost of insurance & administrative charges	(10)	(6)	(4)	(30)
Benefit payments	(4)	—	(2)	—
Transfers between Divisions (including fixed account), net	16	(129)	11	(25)
Increase (decrease) in net assets
derived from principal transactions	8	(148)	8	(35)
Total increase (decrease) in net assets	(5)	(181)	12	176
Net assets at December 31, 2020	263	115	90	846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	2	—	(6)
Total realized gain (loss) on investments
and capital gains distributions	(1)	7	—	127
Net change in unrealized appreciation
(depreciation) of investments	79	48	24	(203)
Net increase (decrease) in net assets resulting from operations	84	57	24	(82)
Changes from principal transactions:
Premiums	10	—	3	27
Surrenders & withdrawals	(22)	—	—	(24)
Cost of insurance & administrative charges	(10)	(5)	(3)	(26)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(7)	(8)	(6)	(84)
Increase (decrease) in net assets
derived from principal transactions	(29)	(13)	(6)	(107)
Total increase (decrease) in net assets	55	44	18	(189)
Net assets at December 31, 2021	$318	$159	$108	$657

The accompanying notes are an integral part of these financial statements.
35

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Net assets at January 1, 2020	$3,299	$6,222	$418	$1,663

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	63	18	32
Total realized gain (loss) on investments
and capital gains distributions	(21)	492	(32)	96
Net change in unrealized appreciation
(depreciation) of investments	533	422	17	98
Net increase (decrease) in net assets resulting from operations	491	977	3	226
Changes from principal transactions:
Premiums	112	176	38	82
Surrenders & withdrawals	(157)	(121)	(16)	(106)
Cost of insurance & administrative charges	(118)	(261)	(41)	(76)
Benefit payments	(7)	(4)	—	(21)
Transfers between Divisions (including fixed account), net	(124)	(304)	24	26
Increase (decrease) in net assets
derived from principal transactions	(294)	(514)	5	(95)
Total increase (decrease) in net assets	197	463	8	131
Net assets at December 31, 2020	3,496	6,685	426	1,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	42	7	2
Total realized gain (loss) on investments
and capital gains distributions	193	880	(11)	93
Net change in unrealized appreciation
(depreciation) of investments	439	276	105	(83)
Net increase (decrease) in net assets resulting from operations	618	1,198	101	12
Changes from principal transactions:
Premiums	103	165	41	71
Surrenders & withdrawals	(84)	(135)	(36)	(38)
Cost of insurance & administrative charges	(121)	(229)	(40)	(73)
Benefit payments	(21)	(29)	(3)	(18)
Transfers between Divisions (including fixed account), net	36	109	10	101
Increase (decrease) in net assets
derived from principal transactions	(87)	(119)	(28)	43
Total increase (decrease) in net assets	531	1,079	73	55
Net assets at December 31, 2021	$4,027	$7,764	$499	$1,849

The accompanying notes are an integral part of these financial statements.
36

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class
Net assets at January 1, 2020	$155	$280	$80	$191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	9	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	(4)	30	5	(5)
Net change in unrealized appreciation
(depreciation) of investments	10	(40)	4	66
Net increase (decrease) in net assets resulting from operations	9	(1)	10	60
Changes from principal transactions:
Premiums	7	16	2	6
Surrenders & withdrawals	(13)	(1)	—	—
Cost of insurance & administrative charges	(13)	(15)	(3)	(11)
Benefit payments	(17)	—	—	(7)
Transfers between Divisions (including fixed account), net	11	5	1	(2)
Increase (decrease) in net assets
derived from principal transactions	(25)	5	—	(14)
Total increase (decrease) in net assets	(16)	4	10	46
Net assets at December 31, 2020	139	284	90	237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	6	1	(2)
Total realized gain (loss) on investments
and capital gains distributions	4	(8)	1	23
Net change in unrealized appreciation
(depreciation) of investments	(13)	33	12	20
Net increase (decrease) in net assets resulting from operations	(7)	31	14	41
Changes from principal transactions:
Premiums	6	14	2	5
Surrenders & withdrawals	—	(16)	—	(9)
Cost of insurance & administrative charges	(11)	(12)	(9)	(10)
Benefit payments	(8)	(3)	—	—
Transfers between Divisions (including fixed account), net	3	2	5	(32)
Increase (decrease) in net assets
derived from principal transactions	(10)	(15)	(2)	(46)
Total increase (decrease) in net assets	(17)	16	12	(5)
Net assets at December 31, 2021	$122	$300	$102	$232

The accompanying notes are an integral part of these financial statements.
37

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class
Net assets at January 1, 2020	$365	$535	$6,391	$4,686

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	10	78	17
Total realized gain (loss) on investments
and capital gains distributions	28	18	120	387
Net change in unrealized appreciation
(depreciation) of investments	11	(25)	380	760
Net increase (decrease) in net assets resulting from operations	40	3	578	1,164
Changes from principal transactions:
Premiums	14	23	660	171
Surrenders & withdrawals	(5)	—	(146)	(169)
Cost of insurance & administrative charges	(28)	(47)	(734)	(180)
Benefit payments	(1)	—	(33)	(31)
Transfers between Divisions (including fixed account), net	9	5	100	(195)
Increase (decrease) in net assets
derived from principal transactions	(11)	(19)	(153)	(404)
Total increase (decrease) in net assets	29	(16)	425	760
Net assets at December 31, 2020	394	519	6,816	5,446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	58	(47)
Total realized gain (loss) on investments
and capital gains distributions	38	14	149	403
Net change in unrealized appreciation
(depreciation) of investments	88	144	1,010	422
Net increase (decrease) in net assets resulting from operations	125	166	1,217	778
Changes from principal transactions:
Premiums	35	64	682	159
Surrenders & withdrawals	(44)	(1)	(205)	(76)
Cost of insurance & administrative charges	(36)	(63)	(758)	(162)
Benefit payments	—	—	(40)	(27)
Transfers between Divisions (including fixed account), net	(50)	(30)	24	8
Increase (decrease) in net assets
derived from principal transactions	(95)	(30)	(297)	(98)
Total increase (decrease) in net assets	30	136	920	680
Net assets at December 31, 2021	$424	$655	$7,736	$6,126

The accompanying notes are an integral part of these financial statements.
38

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2020	$296	$11,752	$2	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(76)	—	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	1,481	—	—
Net change in unrealized appreciation
(depreciation) of investments	(13)	1,867	—	—
Net increase (decrease) in net assets resulting from operations	(14)	3,272	—	—
Changes from principal transactions:
Premiums	—	367	—	—
Surrenders & withdrawals	(27)	(490)	—	(1)
Cost of insurance & administrative charges	(12)	(418)	(1)	—
Benefit payments	(12)	(71)	—	—
Transfers between Divisions (including fixed account), net	—	(473)	1	(1)
Increase (decrease) in net assets
derived from principal transactions	(51)	(1,085)	—	(2)
Total increase (decrease) in net assets	(65)	2,187	—	(2)
Net assets at December 31, 2020	231	13,939	2	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(108)	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	2,761	—	—
Net change in unrealized appreciation
(depreciation) of investments	57	(903)	—	—
Net increase (decrease) in net assets resulting from operations	65	1,750	—	—
Changes from principal transactions:
Premiums	—	336	—	—
Surrenders & withdrawals	—	(536)	—	—
Cost of insurance & administrative charges	(12)	(386)	(1)	—
Benefit payments	(4)	(108)	—	—
Transfers between Divisions (including fixed account), net	1	(34)	1	—
Increase (decrease) in net assets
derived from principal transactions	(15)	(728)	—	—
Total increase (decrease) in net assets	50	1,022	—	—
Net assets at December 31, 2021	$281	$14,961	$2	$0

The accompanying notes are an integral part of these financial statements.
39

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2020	$13	$234	$718	$369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	12	5
Total realized gain (loss) on investments
and capital gains distributions	1	17	1	40
Net change in unrealized appreciation
(depreciation) of investments	1	13	(23)	11
Net increase (decrease) in net assets resulting from operations	2	32	(10)	56
Changes from principal transactions:
Premiums	—	6	39	8
Surrenders & withdrawals	—	—	(24)	(6)
Cost of insurance & administrative charges	—	(13)	(29)	(14)
Benefit payments	—	—	(4)	—
Transfers between Divisions (including fixed account), net	—	(37)	21	5
Increase (decrease) in net assets
derived from principal transactions	—	(44)	3	(7)
Total increase (decrease) in net assets	2	(12)	(7)	49
Net assets at December 31, 2020	15	222	711	418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	15	4
Total realized gain (loss) on investments
and capital gains distributions	—	106	17	48
Net change in unrealized appreciation
(depreciation) of investments	1	(47)	105	67
Net increase (decrease) in net assets resulting from operations	1	60	137	119
Changes from principal transactions:
Premiums	—	4	38	8
Surrenders & withdrawals	—	—	(36)	(18)
Cost of insurance & administrative charges	—	(11)	(26)	(13)
Benefit payments	—	—	(2)	—
Transfers between Divisions (including fixed account), net	—	(11)	(38)	(1)
Increase (decrease) in net assets
derived from principal transactions	—	(18)	(64)	(24)
Total increase (decrease) in net assets	1	42	73	95
Net assets at December 31, 2021	$16	$264	$784	$513
The accompanying notes are an integral part of these financial statements.
40

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2020	$697	$461	$797	$11,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	3	14	(27)
Total realized gain (loss) on investments
and capital gains distributions	(27)	(3)	17	1,480
Net change in unrealized appreciation
(depreciation) of investments	76	17	21	2,719
Net increase (decrease) in net assets resulting from operations	54	17	52	4,172
Changes from principal transactions:
Premiums	21	10	36	366
Surrenders & withdrawals	(62)	(22)	(49)	(355)
Cost of insurance & administrative charges	(19)	(12)	(41)	(510)
Benefit payments	—	—	(4)	(172)
Transfers between Divisions (including fixed account), net	20	2	23	(328)
Increase (decrease) in net assets
derived from principal transactions	(40)	(22)	(35)	(999)
Total increase (decrease) in net assets	14	(5)	17	3,173
Net assets at December 31, 2020	711	456	814	15,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	12	(46)
Total realized gain (loss) on investments
and capital gains distributions	8	2	21	1,068
Net change in unrealized appreciation
(depreciation) of investments	179	124	47	3,272
Net increase (decrease) in net assets resulting from operations	189	127	80	4,294
Changes from principal transactions:
Premiums	15	9	54	336
Surrenders & withdrawals	(6)	—	(28)	(523)
Cost of insurance & administrative charges	(17)	(12)	(52)	(471)
Benefit payments	(4)	—	(6)	(139)
Transfers between Divisions (including fixed account), net	(13)	6	134	(186)
Increase (decrease) in net assets
derived from principal transactions	(25)	3	102	(983)
Total increase (decrease) in net assets	164	130	182	3,311
Net assets at December 31, 2021	$875	$586	$996	$18,319

The accompanying notes are an integral part of these financial statements.
41

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2020	$706	$769	$218	$103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	4	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	71	49	21	5
Net change in unrealized appreciation
(depreciation) of investments	63	(47)	43	14
Net increase (decrease) in net assets resulting from operations	142	6	63	19
Changes from principal transactions:
Premiums	22	25	6	1
Surrenders & withdrawals	(4)	(34)	—	—
Cost of insurance & administrative charges	(22)	(42)	(14)	(3)
Benefit payments	(10)	—	—	—
Transfers between Divisions (including fixed account), net	(30)	10	(9)	15
Increase (decrease) in net assets
derived from principal transactions	(44)	(41)	(17)	13
Total increase (decrease) in net assets	98	(35)	46	32
Net assets at December 31, 2020	804	734	264	135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	13	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	57	53	14	7
Net change in unrealized appreciation
(depreciation) of investments	158	94	19	11
Net increase (decrease) in net assets resulting from operations	222	160	32	18
Changes from principal transactions:
Premiums	19	63	6	2
Surrenders & withdrawals	(3)	(59)	—	(9)
Cost of insurance & administrative charges	(21)	(54)	(9)	(2)
Benefit payments	(5)	(1)	—	—
Transfers between Divisions (including fixed account), net	26	16	30	(10)
Increase (decrease) in net assets
derived from principal transactions	16	(35)	27	(19)
Total increase (decrease) in net assets	238	125	59	(1)
Net assets at December 31, 2021	$1,042	$859	$323	$134

The accompanying notes are an integral part of these financial statements.
42

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2020	$1,638	$56	$505	$714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(97)	2	32	(4)
Net change in unrealized appreciation
(depreciation) of investments	194	3	163	180
Net increase (decrease) in net assets resulting from operations	96	7	193	175
Changes from principal transactions:
Premiums	43	3	6	15
Surrenders & withdrawals	(48)	—	(9)	(23)
Cost of insurance & administrative charges	(42)	(4)	(16)	(22)
Benefit payments	(6)	—	(6)	—
Transfers between Divisions (including fixed account), net	(141)	55	(5)	(9)
Increase (decrease) in net assets
derived from principal transactions	(194)	54	(30)	(39)
Total increase (decrease) in net assets	(98)	61	163	136
Net assets at December 31, 2020	1,540	117	668	850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	1	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(1)	1	116	86
Net change in unrealized appreciation
(depreciation) of investments	221	(6)	(40)	(45)
Net increase (decrease) in net assets resulting from operations	214	(4)	73	39
Changes from principal transactions:
Premiums	44	3	5	15
Surrenders & withdrawals	(66)	—	(45)	(18)
Cost of insurance & administrative charges	(39)	(4)	(14)	(22)
Benefit payments	(1)	—	(9)	—
Transfers between Divisions (including fixed account), net	(8)	(5)	(19)	29
Increase (decrease) in net assets
derived from principal transactions	(70)	(6)	(82)	4
Total increase (decrease) in net assets	144	(10)	(9)	43
Net assets at December 31, 2021	$1,684	$107	$659	$893

The accompanying notes are an integral part of these financial statements.
43

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

1.Organization
Security Life of Denver Insurance Company Security Life Separate Account S-L1 (the “Account”) was established on February 25, 1994 by a predecessor to Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of variable life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Resolution Life U.S. Holdings, Inc. ("Resolution Life US"), a Delaware corporation.

Prior to January 4, 2021, the Company was an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"). On January 4, 2021, Voya Financial consummated a series of transactions pursuant to a Master Transaction Agreement entered into on December 18, 2019 with Resolution Life US, pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Policies by crediting premiums to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to the Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2021, the Account had 60 investment divisions (the “Divisions”) which invest in independently managed mutual funds. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

The Divisions with asset balances at December 31, 2021 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Investors Trust: (continued)
Invesco V.I. Core Equity Fund - Series I	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
American Funds Insurance Series®:	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Growth Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Growth-Income Fund - Class 2	VY® T. Rowe Price International Stock Portfolio - Institutional Class
International Fund - Class 2	Voya Partners, Inc.:
BlackRock Variable Series Funds, Inc.:	Voya Global Bond Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	Voya International High Dividend Low Volatility Portfolio - Initial Class
Fidelity® Variable Insurance Products II:	Voya Solution Moderately Aggressive Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Fidelity® Variable Insurance Products V:	VY® Invesco Comstock Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Fidelity® Variable Insurance Products:	VY® Invesco Global Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Neuberger Berman Advisers Management Trust®:	Voya Strategic Allocation Portfolios, Inc.:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Strategic Allocation Conservative Portfolio - Class I
Voya Balanced Portfolio, Inc.:	Voya Strategic Allocation Growth Portfolio - Class I
Voya Balanced Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Intermediate Bond Portfolio:	Voya Variable Funds:
Voya Intermediate Bond Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Voya Investors Trust:	Voya Variable Portfolios, Inc.:
Voya Global Perspectives® Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Voya Government Liquid Assets Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
Voya High Yield Portfolio - Institutional Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya International Index Portfolio - Class S
Voya Large Cap Value Portfolio - Institutional Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Limited Maturity Bond Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Retirement Growth Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Retirement Moderate Portfolio - Institutional Class	Voya Russell™ Small Cap Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Small Company Portfolio - Class S
VY® Clarion Global Real Estate Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I
VY® Clarion Real Estate Portfolio - Institutional Class	Voya Variable Products Trust:
VY® Invesco Growth and Income Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya SmallCap Opportunities Portfolio - Class I

45

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2021. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
Voya Partners, Inc.:	Voya Partners, Inc.:
VY® Invesco Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class

During 2021, there were no Divisions closed to policyholders.

Basis of Presentation

The Company's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"). The principal accounting policies applied in the preparation of these consolidated financial statements are set out in Note 2.

46

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, surrenders and
47

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

withdrawals, cost of insurance and administrative charges, and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Accounting and Reporting consideration related to COVID-19

The Company has not been materially impacted by the global outbreak of COVID-19. The extent to which COVID-19 could potentially impact the Company's business operations will depend on future developments, which are highly uncertain and cannot be predicted including the scope and duration of the pandemic, macroeconomic conditions, and actions taken by the governmental authorities in response to the pandemic.

Subsequent Events

The Account has evaluated all events occurring after December 31, 2021 through April 29, 2022, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as of December 31, 2021.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
48

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

For Future Dimensions and Survivor Dimensions Policies (Class A Policies), charges are made directly against the assets of the Divisions, and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at annual rates of up to 0.90% of the average daily net asset value of each Division, is charged to the Account for mortality and expense risks assumed by SLD. These charges are assessed through a reduction in unit values.

Other Policy Charges

For Market Dimensions Policies (Class B Policies), charges result in the redemption of units rather than in a deduction in the daily computation of unit values. A monthly deduction at an annual rate of 0.90% of the Account value is charged during policy years 1 through 5, and a lower rate is applied for years thereafter.

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of policies. The monthly amount charged for optional insurance benefits varies based on a number of factors and is defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $6 to a maximum of $10 for Future Dimensions and Market Dimensions policies. Monthly administrative charges for Survivor Dimensions policies are $0.09 per $1,000 of coverage, up to $212.50 in policy years 1 through 10, declining thereafter. These charges are assessed through the redemption of units.

Other Policy Deductions

49

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Policies may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

50

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments as of December 31, 2021 follows:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	$16	$37
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	578	246
American Funds Insurance Series® Growth-Income Fund - Class 2	48	29
American Funds Insurance Series® International Fund - Class 2	137	63
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	51	45
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,482	524
Fidelity® VIP Contrafund® Portfolio - Service Class	217	64
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	23	37
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	389	201
Fidelity® VIP Equity-Income Portfolio - Service Class	190	80
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	—	8
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	75	39
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	155	90
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	4	18
Voya Government Liquid Assets Portfolio - Class I	135	263
Voya Government Liquid Assets Portfolio - Service Class	123	105
Voya High Yield Portfolio - Institutional Class	40	51
Voya Large Cap Growth Portfolio - Institutional Class	1,619	453
Voya Large Cap Value Portfolio - Institutional Class	171	218
Voya Limited Maturity Bond Portfolio - Service Class	127	111
Voya Retirement Growth Portfolio - Institutional Class	81	65
Voya Retirement Moderate Growth Portfolio - Institutional Class	7	1
Voya Retirement Moderate Portfolio - Institutional Class	67	44
Voya U.S. Stock Index Portfolio - Institutional Class	1,613	1,138
VY® Clarion Global Real Estate Portfolio - Service Class	23	47
VY® Clarion Real Estate Portfolio - Institutional Class	3	13
VY® Invesco Growth and Income Portfolio - Service Class	3	9
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	111	163
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	299	215
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	1,100	344
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	66	79
VY® T. Rowe Price International Stock Portfolio - Institutional Class	190	97
51

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	$11	$15
Voya International High Dividend Low Volatility Portfolio - Initial Class	19	29
Voya Solution Moderately Aggressive Portfolio - Initial Class	9	10
VY® Baron Growth Portfolio - Initial Class	19	51
VY® Columbia Small Cap Value II Portfolio - Initial Class	32	126
VY® Invesco Comstock Portfolio - Initial Class	67	89
VY® Invesco Equity and Income Portfolio - Initial Class	766	917
VY® Invesco Global Portfolio - Initial Class	369	259
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	11	17
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,313	1,008
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	1
Voya Strategic Allocation Growth Portfolio - Class I	—	—
Voya Strategic Allocation Moderate Portfolio - Class I	1	—
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	108	20
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	52	101
Voya Index Plus LargeCap Portfolio - Class I	44	34
Voya Index Plus MidCap Portfolio - Class I	21	40
Voya Index Plus SmallCap Portfolio - Class I	18	14
Voya International Index Portfolio - Class S	184	69
Voya Russell™ Large Cap Growth Index Portfolio - Class I	249	1,206
Voya Russell™ Large Cap Index Portfolio - Class I	91	30
Voya Russell™ Large Cap Value Index Portfolio - Class I	78	99
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	45	10
Voya Russell™ Small Cap Index Portfolio - Class I	10	29
Voya Small Company Portfolio - Class S	41	111
Voya U.S. Bond Index Portfolio - Class I	16	21
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	89	88
Voya SmallCap Opportunities Portfolio - Class I	161	82

52

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

6.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2021			2020
	2021 Units Issued	2021 Units Redeemed	2021 Net Increase/(Decrease)	2020 Units Issued	2020 Units Redeemed	2020 Net Increase/(Decrease)

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	—	1,097	(1,097)	76	2,277	(2,201)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	—	421	(421)	1,551	8,862	(7,311)
American Funds Insurance Series® Growth-Income Fund - Class 2	23	—	23	1,004	2,777	(1,773)
American Funds Insurance Series® International Fund - Class 2	1,057	—	1,057	2,379	3,659	(1,280)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	—	1,311	(1,311)	646	3,681	(3,035)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	2,873	(2,873)	5,439	11,480	(6,041)
Fidelity® VIP Contrafund® Portfolio - Service Class	—	361	(361)	1,307	2,154	(847)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	1,237	(1,237)	56	1,106	(1,050)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	—	2,913	(2,913)	4,397	4,843	(446)
Fidelity® VIP Equity-Income Portfolio - Service Class	—	1,391	(1,391)	2,750	4,537	(1,787)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	—	156	(156)	372	35	337
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	748	—	748	3,386	5,968	(2,582)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,040	—	2,040	4,665	7,191	(2,526)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	—	1,073	(1,073)	456	85	371
Voya Government Liquid Assets Portfolio - Class I	—	11,143	(11,143)	25,457	38,805	(13,348)
Voya Government Liquid Assets Portfolio - Service Class	2,058	—	2,058	128,552	3,405	125,147
Voya High Yield Portfolio - Institutional Class	—	3,516	(3,516)	7,528	5,626	1,902
53

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Year ended December 31
	2021			2020
	2021 Units Issued	2021 Units Redeemed	2021 Net Increase/(Decrease)	2020 Units Issued	2020 Units Redeemed	2020 Net Increase/(Decrease)

Voya Investors Trust (continued):
Voya Large Cap Growth Portfolio - Institutional Class	—	4,077	(4,077)	4,820	12,777	(7,957)
Voya Large Cap Value Portfolio - Institutional Class	—	4,941	(4,941)	11,127	25,323	(14,196)
Voya Limited Maturity Bond Portfolio - Service Class	2,095	—	2,095	10,000	6,276	3,724
Voya Retirement Growth Portfolio - Institutional Class	—	1,405	(1,405)	4,161	4,022	139
Voya Retirement Moderate Growth Portfolio - Institutional Class	180	—	180	224	2,685	(2,461)
Voya Retirement Moderate Portfolio - Institutional Class	—	1,733	(1,733)	703	1,143	(440)
Voya U.S. Stock Index Portfolio - Institutional Class	—	19,654	(19,654)	21,565	39,969	(18,404)
VY® Clarion Global Real Estate Portfolio - Service Class	—	1,892	(1,892)	2,655	1,943	712
VY® Clarion Real Estate Portfolio - Institutional Class	—	194	(194)	12	3,374	(3,362)
VY® Invesco Growth and Income Portfolio - Service Class	—	220	(220)	703	318	385
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	—	4,211	(4,211)	2,121	3,663	(1,542)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	—	1,582	(1,582)	10,785	17,483	(6,698)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	—	1,778	(1,778)	5,251	15,278	(10,027)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	—	742	(742)	2,245	2,131	114
VY® T. Rowe Price International Stock Portfolio - Institutional Class	1,809	—	1,809	6,744	10,609	(3,865)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	561	(561)	1,196	2,855	(1,659)
Voya International High Dividend Low Volatility Portfolio - Initial Class	—	1,133	(1,133)	2,108	1,667	441
Voya Solution Moderately Aggressive Portfolio - Initial Class	—	155	(155)	236	276	(40)
VY® Baron Growth Portfolio - Initial Class	—	835	(835)	355	669	(314)
VY® Columbia Small Cap Value II Portfolio - Initial Class	—	3,265	(3,265)	2,981	3,108	(127)
VY® Invesco Comstock Portfolio - Initial Class	—	708	(708)	2,564	2,931	(367)
VY® Invesco Equity and Income Portfolio - Initial Class	—	8,953	(8,953)	45,799	51,004	(5,205)
VY® Invesco Global Portfolio - Initial Class	—	2,337	(2,337)	8,057	20,362	(12,305)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	251	(251)	14	1,254	(1,240)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	—	12,561	(12,561)	11,792	37,335	(25,543)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	26	(26)	1	32	(31)
Voya Strategic Allocation Growth Portfolio - Class I	—	1	(1)	—	63	(63)
Voya Strategic Allocation Moderate Portfolio - Class I	—	11	(11)	5	18	(13)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	—	673	(673)	567	2,944	(2,377)
54

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Year ended December 31
	2021			2020
	2021 Units Issued	2021 Units Redeemed	2021 Net Increase/(Decrease)	2020 Units Issued	2020 Units Redeemed	2020 Net Increase/(Decrease)

Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	—	4,492	(4,492)	5,754	5,493	261
Voya Index Plus LargeCap Portfolio - Class I	—	490	(490)	552	772	(220)
Voya Index Plus MidCap Portfolio - Class I	—	533	(533)	2,366	3,453	(1,087)
Voya Index Plus SmallCap Portfolio - Class I	61	—	61	1,097	1,822	(725)
Voya International Index Portfolio - Class S	4,241	—	4,241	3,479	5,355	(1,876)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	—	13,324	(13,324)	9,087	27,813	(18,726)
Voya Russell™ Large Cap Index Portfolio - Class I	373	—	373	901	1,962	(1,061)
Voya Russell™ Large Cap Value Index Portfolio - Class I	—	817	(817)	1,211	2,453	(1,242)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	438	—	438	439	900	(461)
Voya Russell™ Small Cap Index Portfolio - Class I	—	566	(566)	615	162	453
Voya Small Company Portfolio - Class S	—	2,518	(2,518)	5,210	16,206	(10,996)
Voya U.S. Bond Index Portfolio - Class I	—	580	(580)	7,555	3,701	3,854
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	—	1,298	(1,298)	397	1,032	(635)
Voya SmallCap Opportunities Portfolio - Class I	105	—	105	1,698	2,949	(1,251)

55

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

7.    Financial Highlights
A summary of unit values, units outstanding, and net assets for Variable Universal Life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2021, 2020, 2019,
2018, and 2017 follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I
2021		18	$32.13	to	$37.00	$604	0.72%	0.00%	to	0.90%	26.60%	to	27.72%
2020		19	$25.38	to	$28.97	$504	1.20%	0.00%	to	0.90%	12.85%	to	13.88%
2019		21	$22.49	to	$25.44	$496	0.97%	0.00%	to	0.90%	27.78%	to	28.94%
2018		23	$17.60	to	$19.73	$407	0.89%	0.00%	to	0.90%	-10.20%	to	-9.37%
2017		25	$19.60	to	$21.77	$495	1.01%	0.00%	to	0.90%	12.19%	to	13.15%
American Funds Insurance Series® Growth Fund - Class 2
2021		33	$94.99	to	$112.41	$3,296	0.23%	0.00%	to	0.90%	20.90%	to	21.99%
2020		33	$78.57	to	$92.15	$2,752	0.28%	0.00%	to	0.90%	50.72%	to	52.09%
2019		41	$52.13	to	$60.59	$2,222	0.74%	0.00%	to	0.90%	29.58%	to	30.78%
2018		48	$40.23	to	$46.33	$2,048	0.47%	0.00%	to	0.90%	-1.13%	to	-0.26%
2017		52	$40.69	to	$46.45	$2,228	0.51%	0.00%	to	0.90%	27.16%	to	28.31%
American Funds Insurance Series® Growth-Income Fund - Class 2
2021		20	$58.01	to	$68.65	$1,228	1.17%	0.00%	to	0.90%	22.98%	to	24.10%
2020		20	$47.17	to	$55.32	$993	1.23%	0.00%	to	0.90%	12.52%	to	13.55%
2019		22	$41.92	to	$48.72	$960	1.73%	0.00%	to	0.90%	25.02%	to	26.12%
2018		21	$33.53	to	$38.63	$745	1.50%	0.00%	to	0.90%	-2.67%	to	-1.78%
2017		24	$34.45	to	$39.33	$851	1.43%	0.00%	to	0.90%	21.26%	to	22.37%
American Funds Insurance Series® International Fund - Class 2
2021		32	$40.68	to	$48.14	$1,342	2.55%	0.00%	to	0.90%	-2.38%	to	-1.49%
2020		31	$41.67	to	$48.87	$1,323	0.55%	0.00%	to	0.90%	12.93%	to	13.97%
2019		32	$36.90	to	$42.88	$1,222	1.38%	0.00%	to	0.90%	21.78%	to	22.87%
2018		38	$30.30	to	$34.90	$1,221	1.82%	0.00%	to	0.90%	-13.90%	to	-13.12%
2017		39	$35.19	to	$40.17	$1,416	1.29%	0.00%	to	0.90%	30.96%	to	32.14%

56

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2021		9	$24.23	to	$27.15	$218	0.88%	0.00%	to	0.90%	5.49%	to	6.39%
2020		10	$22.97	to	$25.52	$236	1.21%	0.00%	to	0.90%	19.64%	to	20.72%
2019		13	$19.20	to	$21.14	$261	1.30%	0.00%	to	0.90%	16.72%	to	17.77%
2018		13	$16.45	to	$17.95	$229	0.79%	0.00%	to	0.90%	-8.46%	to	-7.57%
2017		15	$17.96	to	$19.42	$278	1.41%	0.00%	to	0.90%	12.74%	to	13.70%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2021		98		$121.85		$11,881	0.07%		0.90%			26.69%
2020		100		$96.18		$9,655	0.24%		0.90%			29.40%
2019		106		$74.33		$7,910	0.47%		0.90%			30.40%
2018		113		$57.00		$6,422	0.75%		0.90%			-7.23%
2017		116		$61.44		$7,151	1.00%		0.90%			20.78%
Fidelity® VIP Contrafund® Portfolio - Service Class
2021		20	$61.04	to	$80.50	$1,589	0.07%	0.00%	to	0.90%	26.56%	to	27.72%
2020		20	$48.23	to	$63.03	$1,268	0.18%	0.00%	to	0.90%	29.27%	to	30.42%
2019		21	$37.31	to	$48.33	$1,013	0.37%	0.00%	to	0.90%	30.27%	to	31.47%
2018		23	$28.64	to	$36.76	$840	0.65%	0.00%	to	0.90%	-7.31%	to	-6.49%
2017		26	$30.90	to	$39.31	$1,018	0.90%	0.00%	to	0.90%	20.66%	to	21.74%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2021		16	$26.22	to	$28.68	$457	2.10%	0.00%	to	0.90%	-1.51%	to	-0.61%
2020		18	$26.38	to	$29.12	$497	2.24%	0.00%	to	0.90%	8.41%	to	9.37%
2019		19	$24.12	to	$26.86	$484	2.69%	0.00%	to	0.90%	8.70%	to	9.69%
2018		21	$21.99	to	$24.71	$490	2.36%	0.00%	to	0.90%	-1.44%	to	-0.54%
2017		22	$22.11	to	$25.07	$529	2.34%	0.00%	to	0.90%	3.30%	to	4.19%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2021		51		$58.52		$2,957	1.93%		0.90%			23.77%
2020		53		$47.28		$2,527	1.66%		0.90%			5.72%
2019		54		$44.72		$2,410	2.00%		0.90%			26.33%
2018		60		$35.40		$2,132	2.27%		0.90%			-9.14%
2017		67		$38.95		$2,626	1.72%		0.90%			11.89%

57

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Service Class
2021		31	$33.97	to	$41.57	$1,263	1.90%	0.00%	to	0.90%	23.71%	to	24.80%
2020		33	$27.46	to	$33.31	$1,051	1.53%	0.00%	to	0.90%	5.62%	to	6.56%
2019		34	$26.00	to	$31.26	$1,035	1.96%	0.00%	to	0.90%	26.15%	to	27.33%
2018		36	$20.61	to	$24.55	$849	2.19%	0.00%	to	0.90%	-9.21%	to	-8.40%
2017		41	$22.70	to	$26.80	$1,070	1.61%	0.00%	to	0.90%	11.77%	to	12.79%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2021		1	$43.64	to	$50.73	$31	0.00%	0.00%	to	0.90%	22.38%	to	23.49%
2020		1	$35.66	to	$41.08	$31	0.00%	0.00%	to	0.90%	0.79%	to	19.56%
2019		—		$34.36		$16	0.00%		0.00%			25.86%
2018		1		$27.30		$14	0.00%		0.00%			-5.70%
2017		1	$25.82	to	$28.95	$16	0.51%	0.00%	to	0.90%	17.36%	to	18.40%
Voya Balanced Portfolio - Class I
2021		39	$22.89	to	$26.36	$901	1.68%	0.00%	to	0.90%	14.85%	to	15.92%
2020		38	$19.93	to	$22.74	$767	2.25%	0.00%	to	0.90%	9.87%	to	10.82%
2019		40	$18.14	to	$20.52	$744	2.39%	0.00%	to	0.90%	18.02%	to	19.09%
2018		43	$15.37	to	$17.23	$674	2.29%	0.00%	to	0.90%	-7.63%	to	-6.81%
2017		48	$16.64	to	$18.49	$813	2.58%	0.00%	to	0.90%	13.66%	to	14.70%
Voya Intermediate Bond Portfolio - Class I
2021		48	$20.83	to	$24.89	$1,052	2.98%	0.00%	to	0.90%	-1.79%	to	-0.88%
2020		46	$21.21	to	$25.11	$1,026	3.44%	0.00%	to	0.90%	6.85%	to	7.81%
2019		48	$19.85	to	$23.29	$1,010	3.39%	0.00%	to	0.90%	8.89%	to	9.86%
2018		50	$18.23	to	$21.20	$964	3.62%	0.00%	to	0.90%	-1.46%	to	-0.56%
2017		50	$18.50	to	$21.32	$968	3.37%	0.00%	to	0.90%	4.11%	to	5.08%
Voya Global Perspectives® Portfolio - Class I
2021		3	$16.33	to	$17.65	$47	3.67%	0.00%	to	0.90%	5.15%	to	6.07%
2020		4	$15.53	to	$16.64	$62	3.64%	0.00%	to	0.90%	15.12%	to	16.12%
2019		4	$13.49	to	$14.33	$48	2.50%	0.00%	to	0.90%	17.30%	to	18.33%
2018		7	$11.50	to	$12.11	$82	3.13%	0.00%	to	0.90%	-8.07%	to	-7.20%
2017		9	$12.51	to	$13.05	$110	3.59%	0.00%	to	0.90%	13.93%	to	14.98%

58

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Government Liquid Assets Portfolio - Class I
2021		88		$10.63		$935	0.00%		0.90%			-0.84%
2020		99		$10.72		$1,063	0.26%		0.90%			-0.65%
2019		112		$10.79		$1,213	1.97%		0.90%			1.12%
2018		74		$10.67		$787	1.59%		0.90%			0.76%
2017		80		$10.59		$848	0.54%		0.90%			-0.28%
Voya Government Liquid Assets Portfolio - Service Class
2021		154	$10.70	to	$14.00	$1,812	0.00%	0.00%	to	0.90%	-0.83%	to	0.07%
2020		152	$10.79	to	$13.99	$1,794	0.09%	0.00%	to	0.90%	-0.74%	to	0.21%
2019		27	$10.87	to	$13.96	$366	1.86%	0.00%	to	0.90%	0.83%	to	1.75%
2018		33	$10.78	to	$13.72	$447	1.33%	0.00%	to	0.90%	0.47%	to	1.33%
2017		34	$10.73	to	$13.54	$455	0.00%	0.00%	to	0.90%	-0.46%	to	0.45%
Voya High Yield Portfolio - Institutional Class
2021		54	$11.52	to	$11.80	$625	5.39%	0.00%	to	0.90%	4.35%	to	5.26%
2020		57	$11.04	to	$11.21	$637	5.07%	0.00%	to	0.90%	5.04%	to	5.95%
2019	5/9/2019	56	$10.51	to	$10.58	$585	(d)	0.00%	to	0.90%	0.00%	to	0.00%
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Growth Portfolio - Institutional Class
2021		116	$73.70	to	$85.66	$8,801	0.00%	0.00%	to	0.90%	18.49%	to	19.54%
2020		120	$62.20	to	$71.66	$7,681	0.46%	0.00%	to	0.90%	29.72%	to	30.89%
2019		128	$47.95	to	$54.75	$6,319	0.68%	0.00%	to	0.90%	31.55%	to	32.76%
2018		135	$36.45	to	$41.24	$5,050	0.66%	0.00%	to	0.90%	-2.36%	to	-1.48%
2017		145	$37.33	to	$41.86	$5,552	0.63%	0.00%	to	0.90%	28.59%	to	29.76%
Voya Large Cap Value Portfolio - Institutional Class
2021		105	$29.41	to	$32.46	$3,182	2.54%	0.00%	to	0.90%	25.85%	to	27.00%
2020		110	$23.37	to	$25.56	$2,637	1.98%	0.00%	to	0.90%	5.32%	to	6.28%
2019		124	$22.19	to	$24.05	$2,816	2.16%	0.00%	to	0.90%	24.04%	to	25.13%
2018		128	$17.89	to	$19.22	$2,338	2.13%	0.00%	to	0.90%	-8.68%	to	-7.82%
2017		133	$19.58	to	$20.85	$2,642	2.46%	0.00%	to	0.90%	12.59%	to	13.56%

59

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Service Class
2021		42	$13.34	to	$18.97	$628	1.44%	0.00%	to	0.90%	-1.04%	to	-0.16%
2020		40	$13.48	to	$19.00	$621	1.91%	0.00%	to	0.90%	2.28%	to	3.20%
2019		36	$13.18	to	$18.41	$532	1.58%	0.00%	to	0.90%	3.13%	to	4.01%
2018		42	$12.78	to	$17.70	$593	1.43%	0.00%	to	0.90%	0.16%	to	1.09%
2017		48	$12.76	to	$17.51	$664	1.68%	0.00%	to	0.90%	0.31%	to	1.21%
Voya Retirement Growth Portfolio - Institutional Class
2021		38	$25.04	to	$27.95	$955	2.09%	0.00%	to	0.90%	14.92%	to	15.98%
2020		39	$21.79	to	$24.10	$861	2.47%	0.00%	to	0.90%	13.08%	to	14.11%
2019		39	$19.27	to	$21.12	$758	2.31%	0.00%	to	0.90%	20.97%	to	22.08%
2018		40	$15.93	to	$17.30	$646	2.17%	0.00%	to	0.90%	-7.87%	to	-7.04%
2017		42	$17.29	to	$18.61	$735	2.18%	0.00%	to	0.90%	16.04%	to	17.12%
Voya Retirement Moderate Growth Portfolio - Institutional Class
2021		1	$23.87	to	$26.64	$32	3.51%	0.00%	to	0.90%	13.34%	to	14.38%
2020		1	$21.06	to	$23.29	$25	4.30%	0.00%	to	0.90%	12.62%	to	13.61%
2019		4	$18.70	to	$20.50	$68	2.14%	0.00%	to	0.90%	19.26%	to	20.38%
2018		4	$15.68	to	$17.03	$68	2.82%	0.00%	to	0.90%	-6.72%	to	-5.91%
2017		4	$16.81	to	$18.10	$74	2.17%	0.00%	to	0.90%	14.04%	to	15.07%
Voya Retirement Moderate Portfolio - Institutional Class
2021		53		$21.15		$1,122	2.20%		0.90%			9.08%
2020		55		$19.39		$1,063	2.37%		0.90%			11.50%
2019		55		$17.39		$961	2.31%		0.90%			16.48%
2018		56		$14.93		$834	2.23%		0.90%			-5.57%
2017		55		$15.81		$872	1.98%		0.90%			11.18%
Voya U.S. Stock Index Portfolio - Institutional Class
2021		296	$50.10	to	$58.74	$15,454	1.12%	0.00%	to	0.90%	27.22%	to	28.37%
2020		316	$39.38	to	$45.76	$12,925	1.81%	0.00%	to	0.90%	17.06%	to	18.12%
2019		334	$33.64	to	$38.74	$11,662	1.62%	0.00%	to	0.90%	29.93%	to	31.14%
2018		367	$25.89	to	$29.54	$9,833	1.80%	0.00%	to	0.90%	-5.48%	to	-4.65%
2017		395	$27.39	to	$30.98	$11,166	1.75%	0.00%	to	0.90%	20.40%	to	21.49%

60

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service Class
2021		17	$17.43	to	$19.72	$318	2.75%	0.00%	to	0.90%	32.95%	to	34.15%
2020		19	$13.11	to	$14.70	$263	4.90%	0.00%	to	0.90%	-5.95%	to	-5.04%
2019		19	$13.94	to	$15.48	$268	2.69%	0.00%	to	0.90%	23.25%	to	24.34%
2018		19	$11.31	to	$12.45	$227	4.87%	0.00%	to	0.90%	-9.52%	to	-8.72%
2017		24	$12.50	to	$13.64	$307	3.45%	0.00%	to	0.90%	9.46%	to	10.45%
VY® Clarion Real Estate Portfolio - Institutional Class
2021		2	$71.16	to	$84.21	$159	2.19%	0.00%	to	0.90%	50.95%	to	52.33%
2020		2	$47.14	to	$55.28	$115	1.46%	0.00%	to	0.90%	-7.15%	to	-6.32%
2019		6	$50.77	to	$59.01	$296	2.34%	0.00%	to	0.90%	27.34%	to	28.48%
2018		6	$39.87	to	$45.93	$263	3.03%	0.00%	to	0.90%	-8.26%	to	-7.42%
2017		7	$43.46	to	$49.61	$332	2.38%	0.00%	to	0.90%	4.52%	to	5.46%
VY® Invesco Growth and Income Portfolio - Service Class
2021		3	$34.06	to	$39.60	$108	1.01%	0.00%	to	0.90%	27.80%	to	28.99%
2020		3	$26.65	to	$30.70	$90	2.38%	0.00%	to	0.90%	1.95%	to	2.88%
2019		3	$26.14	to	$29.84	$78	2.51%	0.00%	to	0.90%	23.65%	to	24.75%
2018		3	$21.14	to	$23.92	$67	1.42%	0.00%	to	0.90%	-14.38%	to	-13.58%
2017		3	$24.69	to	$27.68	$74	1.20%	0.00%	to	0.90%	12.89%	to	13.86%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2021		27	$23.91	to	$27.54	$657	0.00%	0.00%	to	0.90%	-10.65%	to	-9.82%
2020		31	$26.76	to	$30.54	$846	0.53%	0.00%	to	0.90%	32.54%	to	33.71%
2019		32	$20.19	to	$22.84	$670	0.14%	0.00%	to	0.90%	30.93%	to	32.10%
2018		38	$15.42	to	$17.29	$599	0.87%	0.00%	to	0.90%	-17.32%	to	-16.55%
2017		41	$18.65	to	$20.72	$775	0.71%	0.00%	to	0.90%	42.04%	to	43.39%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2021		73	$53.70	to	$62.97	$4,027	0.40%	0.00%	to	0.90%	17.63%	to	18.72%
2020		75	$45.65	to	$53.04	$3,496	0.00%	0.00%	to	0.90%	15.48%	to	16.52%
2019		81	$39.53	to	$45.52	$3,299	1.19%	0.00%	to	0.90%	25.61%	to	26.76%
2018		86	$31.47	to	$35.91	$2,762	0.66%	0.00%	to	0.90%	-11.13%	to	-10.34%
2017		91	$35.41	to	$40.05	$3,287	0.70%	0.00%	to	0.90%	14.82%	to	15.85%

61

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2021		101	$71.22	to	$85.86	$7,764	1.08%	0.00%	to	0.90%	17.60%	to	18.67%
2020		102	$60.56	to	$72.35	$6,685	1.44%	0.00%	to	0.90%	17.23%	to	18.28%
2019		112	$51.66	to	$61.17	$6,222	1.73%	0.00%	to	0.90%	23.59%	to	24.71%
2018		123	$41.80	to	$49.05	$5,498	2.42%	0.00%	to	0.90%	-0.17%	to	0.74%
2017		131	$41.87	to	$48.69	$5,813	1.38%	0.00%	to	0.90%	14.34%	to	15.38%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2021		10	$46.09	to	$54.54	$499	1.95%	0.00%	to	0.90%	24.53%	to	25.67%
2020		11	$37.01	to	$43.40	$426	4.74%	0.00%	to	0.90%	0.38%	to	1.28%
2019		11	$36.87	to	$42.85	$418	2.57%	0.00%	to	0.90%	25.54%	to	26.66%
2018		14	$29.37	to	$33.83	$424	2.36%	0.00%	to	0.90%	-9.94%	to	-9.11%
2017		15	$32.61	to	$37.22	$509	2.37%	0.00%	to	0.90%	15.43%	to	16.46%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2021		75	$20.65	to	$25.66	$1,849	0.88%	0.00%	to	0.90%	0.59%	to	1.47%
2020		73	$20.35	to	$25.51	$1,794	2.55%	0.00%	to	0.90%	13.68%	to	14.71%
2019		77	$17.74	to	$22.44	$1,663	1.00%	0.00%	to	0.90%	26.92%	to	28.09%
2018		85	$13.85	to	$17.68	$1,425	1.96%	0.00%	to	0.90%	-14.75%	to	-13.98%
2017		88	$16.10	to	$20.74	$1,731	1.38%	0.00%	to	0.90%	27.08%	to	28.18%
Voya Global Bond Portfolio - Service Class
2021		7	$15.67	to	$18.21	$122	2.30%	0.00%	to	0.90%	-5.89%	to	-5.06%
2020		8	$16.65	to	$19.18	$139	2.72%	0.00%	to	0.90%	7.91%	to	8.85%
2019		10	$15.43	to	$17.62	$155	2.67%	0.00%	to	0.90%	6.63%	to	7.64%
2018		10	$14.47	to	$16.37	$152	3.85%	0.00%	to	0.90%	-3.02%	to	-2.15%
2017		10	$14.92	to	$16.73	$160	2.31%	0.00%	to	0.90%	8.27%	to	9.27%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2021		18	$15.40	to	$16.81	$300	2.40%	0.00%	to	0.90%	11.03%	to	12.14%
2020		19	$13.87	to	$14.99	$284	3.19%	0.00%	to	0.90%	-1.56%	to	-0.73%
2019		19	$14.09	to	$15.10	$280	2.08%	0.00%	to	0.90%	15.68%	to	16.69%
2018		21	$12.18	to	$12.94	$261	2.12%	0.00%	to	0.90%	-15.71%	to	-14.92%
2017		20	$14.45	to	$15.21	$306	2.00%	0.00%	to	0.90%	21.22%	to	22.37%

62

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Aggressive Portfolio - Initial Class
2021		6	$17.23	to	$18.25	$102	2.08%	0.00%	to	0.90%	16.34%	to	17.36%
2020		6	$14.81	to	$15.55	$90	2.35%	0.00%	to	0.90%	13.23%	to	14.25%
2019		6	$13.08	to	$13.61	$80	3.85%	0.00%	to	0.90%	21.90%	to	22.94%
2018		2	$10.73	to	$11.07	$17	0.00%	0.00%	to	0.90%	-9.83%	to	-8.96%
2017		1	$11.90	to	$12.16	$17	1.26%	0.00%	to	0.90%	17.36%	to	18.52%
VY® Baron Growth Portfolio - Initial Class
2021		4	$60.73	to	$70.60	$232	0.00%	0.00%	to	0.90%	19.64%	to	20.73%
2020		5	$50.76	to	$58.48	$237	0.00%	0.00%	to	0.90%	32.33%	to	33.55%
2019		5	$38.36	to	$43.79	$191	0.00%	0.00%	to	0.90%	37.74%	to	38.97%
2018		7	$27.85	to	$31.51	$197	0.00%	0.00%	to	0.90%	-2.55%	to	-1.68%
2017		8	$28.58	to	$32.05	$224	0.97%	0.00%	to	0.90%	27.36%	to	28.51%
VY® Columbia Small Cap Value II Portfolio - Initial Class
2021		14	$30.55	to	$35.19	$424	0.49%	0.00%	to	0.90%	33.29%	to	34.52%
2020		17	$22.92	to	$26.16	$394	0.79%	0.00%	to	0.90%	8.88%	to	9.87%
2019		17	$21.05	to	$23.81	$365	0.65%	0.00%	to	0.90%	19.33%	to	20.44%
2018		17	$17.64	to	$19.77	$314	0.53%	0.00%	to	0.90%	-18.26%	to	-17.52%
2017		20	$21.58	to	$23.97	$444	0.52%	0.00%	to	0.90%	10.21%	to	11.18%
VY® Invesco Comstock Portfolio - Initial Class
2021		16	$39.77	to	$47.48	$655	1.87%	0.00%	to	0.90%	32.13%	to	33.33%
2020		16	$30.10	to	$35.61	$519	2.47%	0.00%	to	0.90%	-1.12%	to	-0.22%
2019		17	$30.44	to	$35.69	$535	2.42%	0.00%	to	0.90%	24.40%	to	25.54%
2018		21	$24.47	to	$28.43	$562	1.80%	0.00%	to	0.90%	-12.95%	to	-12.17%
2017		19	$28.11	to	$32.37	$550	1.43%	0.00%	to	0.90%	16.88%	to	17.97%
VY® Invesco Equity and Income Portfolio - Initial Class
2021		222	$33.30	to	$39.78	$7,736	1.48%	0.00%	to	0.90%	17.75%	to	18.82%
2020		231	$28.28	to	$33.48	$6,816	1.77%	0.00%	to	0.90%	8.98%	to	9.95%
2019		236	$25.95	to	$30.45	$6,391	2.13%	0.00%	to	0.90%	19.04%	to	20.12%
2018		243	$21.80	to	$25.35	$5,500	2.06%	0.00%	to	0.90%	-10.29%	to	-9.46%
2017		256	$24.30	to	$28.00	$6,441	2.15%	0.00%	to	0.90%	9.91%	to	10.89%

63

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Global Portfolio - Initial Class
2021		136	$44.19	to	$51.37	$6,126	0.00%	0.00%	to	0.90%	14.33%	to	15.36%
2020		139	$38.65	to	$44.53	$5,446	1.05%	0.00%	to	0.90%	26.64%	to	27.78%
2019		151	$30.52	to	$34.85	$4,686	0.50%	0.00%	to	0.90%	30.59%	to	31.81%
2018		162	$23.37	to	$26.44	$3,840	1.58%	0.00%	to	0.90%	-13.95%	to	-13.20%
2017		173	$27.16	to	$30.46	$4,771	1.10%	0.00%	to	0.90%	35.26%	to	36.53%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2021		4	$61.38	to	$72.63	$281	0.78%	0.00%	to	0.90%	28.63%	to	29.79%
2020		5	$47.72	to	$55.96	$231	1.14%	0.00%	to	0.90%	-0.35%	to	0.54%
2019		6	$47.89	to	$55.66	$296	1.18%	0.00%	to	0.90%	25.33%	to	26.47%
2018		7	$38.21	to	$44.01	$276	1.28%	0.00%	to	0.90%	-12.76%	to	-11.96%
2017		8	$43.79	to	$49.99	$351	0.86%	0.00%	to	0.90%	13.03%	to	14.03%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2021		236	$61.89	to	$71.94	$14,961	0.01%	0.00%	to	0.90%	12.79%	to	13.79%
2020		249	$54.87	to	$63.22	$13,939	0.09%	0.00%	to	0.90%	30.64%	to	31.85%
2019		274	$42.00	to	$47.95	$11,752	0.30%	0.00%	to	0.90%	35.97%	to	37.20%
2018		294	$30.89	to	$34.95	$9,258	0.19%	0.00%	to	0.90%	-4.10%	to	-3.24%
2017		313	$32.21	to	$36.12	$10,269	0.62%	0.00%	to	0.90%	23.69%	to	24.81%
Voya Strategic Allocation Conservative Portfolio - Class I
2021		—		$22.66		$2	0.00%		0.90%			8.16%
2020		—		$20.95		$2	0.00%		0.90%			9.46%
2019		—		$19.14		$2	2.84%		0.90%			13.79%
2018		—		$16.82		$3	0.00%		0.90%			-4.86%
2017		—		$17.68		$3	2.57%		0.90%			9.54%
Voya Strategic Allocation Growth Portfolio - Class I
2021		—		$29.51		$0	0.00%		0.90%			16.27%
2020		—		$25.38		$0	0.00%		0.90%			13.35%
2019		—		$22.39		$2	2.69%		0.90%			21.75%
2018		—		$18.39		$1	0.00%		0.90%			-9.14%
2017		—		$20.24		$2	1.39%		0.90%			16.86%

64

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2021		1		$26.33		$16	0.00%		0.90%			12.81%
2020		1		$23.34		$15	0.00%		0.90%			11.73%
2019		1		$20.89		$13	2.76%		0.90%			18.16%
2018		1		$17.68		$12	0.00%		0.90%			-6.90%
2017		1		$18.99		$13	1.90%		0.90%			13.51%
Voya Growth and Income Portfolio - Class I
2021		9	$27.75	to	$32.54	$264	1.23%	0.00%	to	0.90%	27.82%	to	29.02%
2020		10	$21.71	to	$25.22	$222	1.32%	0.00%	to	0.90%	16.22%	to	17.25%
2019		12	$18.68	to	$21.51	$234	1.85%	0.00%	to	0.90%	27.77%	to	28.88%
2018		10	$14.62	to	$16.69	$159	1.74%	0.00%	to	0.90%	-5.31%	to	-4.46%
2017		12	$15.44	to	$17.47	$185	1.75%	0.00%	to	0.90%	19.23%	to	20.32%
Voya Global High Dividend Low Volatility Portfolio - Class I
2021		50	$15.50	to	$16.49	$784	2.68%	0.00%	to	0.90%	19.78%	to	20.89%
2020		54	$12.94	to	$13.64	$711	2.24%	0.00%	to	0.90%	-1.75%	to	-0.80%
2019		54	$13.17	to	$13.75	$718	2.80%	0.00%	to	0.90%	20.60%	to	21.68%
2018		59	$10.92	to	$11.30	$654	5.24%	0.00%	to	0.90%	-9.68%	to	-8.87%
2017		65	$12.09	to	$12.40	$795	2.32%	0.00%	to	0.90%	22.62%	to	23.75%
Voya Index Plus LargeCap Portfolio - Class I
2021		10	$45.43	to	$54.27	$513	1.07%	0.00%	to	0.90%	28.08%	to	29.25%
2020		10	$35.47	to	$41.99	$418	1.52%	0.00%	to	0.90%	14.86%	to	15.90%
2019		11	$30.88	to	$36.23	$369	1.61%	0.00%	to	0.90%	28.88%	to	30.04%
2018		12	$23.96	to	$27.86	$314	1.46%	0.00%	to	0.90%	-7.63%	to	-6.79%
2017		13	$25.94	to	$29.89	$372	1.48%	0.00%	to	0.90%	23.52%	to	24.65%
Voya Index Plus MidCap Portfolio - Class I
2021		18	$47.03	to	$56.18	$875	0.88%	0.00%	to	0.90%	26.59%	to	27.74%
2020		18	$37.15	to	$43.98	$711	1.28%	0.00%	to	0.90%	7.28%	to	8.25%
2019		19	$34.63	to	$40.63	$697	1.37%	0.00%	to	0.90%	25.97%	to	27.09%
2018		20	$27.49	to	$31.97	$582	1.06%	0.00%	to	0.90%	-15.13%	to	-14.34%
2017		22	$32.39	to	$37.32	$745	1.28%	0.00%	to	0.90%	12.54%	to	13.57%
65

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2021		12	$43.98	to	$52.54	$586	0.77%	0.00%	to	0.90%	27.29%	to	28.46%
2020		12	$34.55	to	$40.90	$456	1.09%	0.00%	to	0.90%	4.44%	to	5.39%
2019		13	$33.08	to	$38.81	$461	1.08%	0.00%	to	0.90%	20.73%	to	21.81%
2018		14	$27.40	to	$31.86	$402	0.93%	0.00%	to	0.90%	-13.21%	to	-12.40%
2017		14	$31.57	to	$36.37	$460	0.88%	0.00%	to	0.90%	8.94%	to	9.91%
Voya International Index Portfolio - Class S
2021		40	$23.50	to	$26.34	$996	1.77%	0.00%	to	0.90%	9.66%	to	10.63%
2020		36	$21.43	to	$23.81	$814	2.23%	0.00%	to	0.90%	6.62%	to	7.64%
2019		38	$20.10	to	$22.12	$797	2.99%	0.00%	to	0.90%	20.00%	to	21.01%
2018		41	$16.75	to	$18.28	$718	2.64%	0.00%	to	0.90%	-14.67%	to	-13.85%
2017		43	$19.63	to	$21.22	$870	2.20%	0.00%	to	0.90%	23.38%	to	24.53%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2021		215	$84.32	to	$94.51	$18,319	0.51%	0.00%	to	0.90%	29.48%	to	30.67%
2020		228	$65.12	to	$72.33	$15,008	0.56%	0.00%	to	0.90%	37.24%	to	38.46%
2019		247	$47.45	to	$52.24	$11,835	0.99%	0.00%	to	0.90%	34.61%	to	35.83%
2018		272	$35.25	to	$38.46	$9,683	1.10%	0.00%	to	0.90%	-1.87%	to	-0.95%
2017		294	$35.92	to	$38.83	$10,662	1.14%	0.00%	to	0.90%	30.10%	to	31.27%
Voya Russell™ Large Cap Index Portfolio - Class I
2021		16	$62.24	to	$69.76	$1,042	1.08%	0.00%	to	0.90%	26.27%	to	27.39%
2020		15	$49.29	to	$54.76	$804	1.32%	0.00%	to	0.90%	20.75%	to	21.88%
2019		16	$40.82	to	$44.93	$706	1.63%	0.00%	to	0.90%	30.17%	to	31.34%
2018		16	$31.36	to	$34.21	$523	1.61%	0.00%	to	0.90%	-4.33%	to	-3.47%
2017		17	$32.78	to	$35.44	$592	1.52%	0.00%	to	0.90%	21.50%	to	22.59%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2021		20	$40.58	to	$45.48	$859	2.13%	0.00%	to	0.90%	21.90%	to	22.99%
2020		21	$33.29	to	$36.98	$734	0.93%	0.00%	to	0.90%	0.57%	to	1.48%
2019		22	$33.10	to	$36.44	$769	2.57%	0.00%	to	0.90%	24.76%	to	25.92%
2018		25	$26.53	to	$28.94	$685	2.26%	0.00%	to	0.90%	-7.46%	to	-6.62%
2017		27	$28.67	to	$30.99	$822	2.11%	0.00%	to	0.90%	12.48%	to	13.43%

66

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2021		5	$65.03	to	$72.89	$323	0.34%	0.00%	to	0.90%	11.28%	to	12.29%
2020		4	$58.44	to	$64.91	$264	0.41%	0.00%	to	0.90%	33.64%	to	34.84%
2019		5	$43.73	to	$48.14	$218	1.11%	0.00%	to	0.90%	33.65%	to	34.88%
2018		9	$32.72	to	$35.69	$307	0.62%	0.00%	to	0.90%	-5.98%	to	-5.16%
2017		10	$34.80	to	$37.63	$339	0.90%	0.00%	to	0.90%	23.54%	to	24.69%
Voya Russell™ Small Cap Index Portfolio - Class I
2021		4	$32.38	to	$36.63	$134	0.74%	0.00%	to	0.90%	13.34%	to	14.36%
2020		5	$28.57	to	$32.03	$135	0.84%	0.00%	to	0.90%	18.45%	to	19.56%
2019		4	$24.12	to	$26.79	$103	1.34%	0.00%	to	0.90%	24.07%	to	25.19%
2018		6	$19.44	to	$21.40	$120	0.84%	0.00%	to	0.90%	-12.08%	to	-11.28%
2017		6	$22.11	to	$24.12	$139	1.07%	0.00%	to	0.90%	13.27%	to	14.26%
Voya Small Company Portfolio - Class S
2021		55	$28.94	to	$32.16	$1,684	0.00%	0.00%	to	0.90%	13.45%	to	14.49%
2020		57	$25.51	to	$28.09	$1,540	0.25%	0.00%	to	0.90%	11.01%	to	12.05%
2019		68	$22.98	to	$25.07	$1,638	0.14%	0.00%	to	0.90%	24.76%	to	25.85%
2018		72	$18.42	to	$19.92	$1,370	0.26%	0.00%	to	0.90%	-16.80%	to	-16.06%
2017		74	$22.14	to	$23.73	$1,693	0.12%	0.00%	to	0.90%	9.99%	to	10.99%
Voya U.S. Bond Index Portfolio - Class I
2021		7	$14.19	to	$16.05	$107	1.79%	0.00%	to	0.90%	-2.74%	to	-1.89%
2020		8	$14.59	to	$16.36	$117	3.47%	0.00%	to	0.90%	6.19%	to	7.21%
2019		4	$13.74	to	$15.26	$56	2.68%	0.00%	to	0.90%	7.34%	to	8.30%
2018		30	$12.80	to	$14.09	$382	2.33%	0.00%	to	0.90%	-1.23%	to	-0.35%
2017		30	$12.96	to	$14.14	$389	2.02%	0.00%	to	0.90%	2.29%	to	3.21%
Voya MidCap Opportunities Portfolio - Class I
2021		10	$61.70	to	$74.39	$659	0.00%	0.00%	to	0.90%	11.07%	to	12.07%
2020		11	$55.55	to	$66.38	$668	0.17%	0.00%	to	0.90%	39.85%	to	41.14%
2019		12	$39.72	to	$47.03	$505	0.00%	0.00%	to	0.90%	28.17%	to	29.35%
2018		12	$30.99	to	$36.36	$413	0.00%	0.00%	to	0.90%	-8.31%	to	-7.48%
2017		14	$33.79	to	$39.30	$511	0.00%	0.00%	to	0.90%	23.99%	to	25.08%

67

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Notes to Financial Statements

		Fund						Investment
		Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
		DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
	2021		23	$34.03	to	$41.03	$893	0.00%	0.00%	to	0.90%	3.75%	to	4.67%
	2020		23	$32.80	to	$39.20	$850	0.00%	0.00%	to	0.90%	25.19%	to	26.37%
	2019		24	$26.20	to	$31.02	$714	0.00%	0.00%	to	0.90%	24.58%	to	25.69%
	2018		27	$21.03	to	$24.68	$645	0.00%	0.00%	to	0.90%	-16.61%	to	-15.85%
	2017		28	$25.22	to	$29.33	$799	0.00%	0.00%	to	0.90%	17.63%	to	18.70%

(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

68

INDEPENDENT AUDITOR'S REPORT

To the Members of the Audit Committee of Resolution Life U.S. Holdings Inc.

Opinions

We have audited the statutory-basis financial statements of Security Life of Denver Insurance Company (the “Company”), which comprise the statutory-basis balance sheet as of December 31, 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the year then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the 2021 statutory-basis financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the 2021 statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021, or the results of its operations or its cash flows for the year then ended.

Predecessor Auditors' Opinion on 2020 Statutory-Basis Financial Statements

The statutory-basis financial statements of the Company as of and for the year ended December 31, 2020, were audited by other auditors whose report, dated April 5, 2021, expressed an opinion that those statutory-basis financial statements were not fairly presented in accordance with accounting principles generally accepted in the United States of America; however, such report also expressed an unmodified opinion on those statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado.

Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditors' Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, supplemental schedule of life and health reinsurance disclosures, investment risk interrogatories, and summary investment schedule as of and for the year ended December 31, 2021, are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 29, 2022

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$25,692,585	$9,870,217
Bonds - securities loaned and pledged	1,751	1,778
Preferred stocks	11,048	5,548
Common stocks	72,966	48,590
Subsidiaries	147,248	220,143
Mortgage loans	2,452,617	1,246,965
Contract loans	1,529,796	993,451
Derivatives	523,548	395,384
Other invested assets	930,102	352,078
Cash, cash equivalents, and short term investments	366,847	238,552
Total cash and invested assets	31,728,508	13,372,706

Deferred and uncollected premiums (less loading of ($6,745) and $504 at December 31, 2021 and 2020, respectively)	72,796	(30,805)
Accrued investment income	214,404	110,097
Reinsurance balances recoverable	588,183	210,130
Federal income tax recoverable (including $0 and ($3,822) on realized capital (gains) losses at December 31, 2021 and 2020, respectively)	—	10,666
Indebtedness from related parties	420	1,271
Net deferred tax asset	110,201	103,607
Other assets	89,286	72,429
Separate account assets	1,787,549	1,625,019
Total admitted assets	$34,591,347	$15,475,120

See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands, except share and par amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$18,616,260	$7,822,202
Deposit type contracts	1,922,678	1,099,891
Policy and contract claims	468,401	133,687
Total policy and contract liabilities	21,007,339	9,055,780

Interest maintenance reserve	1,664,151	104,655
Accounts payable and accrued expenses	16,405	18,025
Reinsurance balances	7,605,023	3,096,824
Current federal income taxes payable (including $77,112 and $0
on realized capital losses at December 31, 2021 and 2020, respectively)	19,929	—
Indebtedness to related parties	9,335	7,721
Asset valuation reserve	276,419	116,946
Net transfers from separate accounts due or accrued	(3,684)	(5,164)
Derivatives	45,740	112,349
Borrowed money	237,863	—
Payable for securities lending	—	—
Other liabilities	711,674	548,642
Separate account liabilities	1,787,549	1,625,020
Total liabilities	33,377,743	14,680,798

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Surplus notes	123,000	219,006
Paid in and contributed surplus	882,808	588,156
Unassigned surplus	204,915	(15,720)
Total capital and surplus	1,213,604	794,322
Total liabilities and capital and surplus	$34,591,347	$15,475,120

See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$16,652,837	$385,443	$(1,021,768)
Net investment income	1,104,422	582,048	541,750
Amortization of interest maintenance reserve	95,955	(3,212)	(4,375)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	674,660	(193,868)	287,898
Other revenue	133,664	73,942	84,049
Total premiums and other revenues	18,661,538	844,353	(112,446)

Benefits paid or provided:
Death benefits	834,634	404,888	393,401
Annuity benefits	307,881	8,933	8,875
Disability benefits	—	(296,809)	161,585
Surrender benefits and withdrawals	647,779	249,600	308,722
Interest and adjustments on contract or deposit-type contract funds	26,487	12,143	(11,514)
Other benefits	15,429	1,514	1,741
Increase (decrease) in life and annuity reserves	10,794,058	187,124	(1,251,234)
Net transfers from separate accounts	(48,809)	(39,498)	(42,794)
Total benefits paid or provided	12,577,459	527,895	(431,218)

Insurance expenses and other deductions:
Commissions	1,298,144	117,145	391,868
General expenses	237,466	70,566	81,163
Insurance taxes, licenses and fees	15,398	16,148	18,526
Assumed modified coinsurance reserves	2,719,206	(70,389)	(107,120)
Gains released from IMR	1,359,787	(12,842)	(1,262)
Deferred gain on reinsurance	438,863	—	88,341
Other deductions	560,602	196,328	106,475
Total insurance expenses and other deductions	6,629,466	316,956	577,991
Loss from operations before policyholder dividends,
federal income taxes and net realized capital gains	(545,387)	(499)	(259,219)

Dividends to policyholders	31,561	7,964	8,394
Loss from operations before federal income taxes
and net realized capital gains	(576,948)	(8,463)	(267,613)

Federal income tax expense (benefit)	(59,971)	28,557	(40,582)
Loss from operations before net realized capital gains	(516,977)	(37,020)	(227,031)
Net realized capital (losses) gains	(81,708)	(9,713)	568
Net loss	$(598,685)	$(46,733)	$(226,463)
See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,880	$2,880	$2,880

Surplus notes:
Balance at beginning of year	219,006	252,013	222,019
Change in surplus notes	(96,006)	(33,006)	29,994
Balance at end of year	123,000	219,007	252,013

Paid in and contributed surplus:
Balance at beginning of year	588,156	588,156	588,156
Quasi-reorganization	(477,545)	—	—
Capital contribution	772,197	—	—
Balance at end of year	882,808	588,156	588,156

Unassigned surplus:
Balance at beginning of year	(15,721)	38,012	152,321
Net (loss) income	(598,685)	(46,733)	(226,463)
Change in net unrealized capital gains (losses)	272,407	54,517	114,465
Change in nonadmitted assets	(240,054)	(47,015)	28,347
Change in liability for reinsurance in unauthorized companies	(7)	63	(107)
Change in asset valuation reserve	(159,473)	(6,145)	(87,939)
Change in net deferred income tax	304,943	39,844	(5,704)
Deferred gain on reinsurance of existing business	166,023	(14,952)	88,341
Amortization of gain on reinsurance	—	(19,563)	(23,775)
Change in pension and other post-employment benefits	(2,063)	(159)	(1,474)
Quasi-reorganization	477,545	—	—
Prior period adjustments	—	(13,590)	—
Balance at end of year	204,915	(15,721)	38,012
Total capital and surplus	$1,213,603	$794,322	$881,061

See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Operating Activities:
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$(3,024,443)	$344,568	$(793,765)
Net investment income received	1,129,054	582,867	520,051
Commissions and expenses paid	(642,825)	(234,206)	(456,671)
Benefits paid	(1,814,050)	(525,043)	(834,516)
Net transfers from separate accounts	50,637	41,931	45,259
Dividends paid to policyholders	(12,832)	(8,339)	(6,700)
Federal income taxes recovered	—	62,083	124,112
Miscellaneous income	254,285	118,560	378,026
Net cash provided by (used in) operations	(4,060,174)	382,420	(1,024,204)

Investment Activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	9,335,048	899,048	1,009,552
Stocks	16,231	52,312	4,077
Mortgage loans	316,689	125,619	167,007
Other invested assets	362,809	46,438	14,829
Net gain (loss) on cash and short term investments	1,501	17	6
Miscellaneous proceeds	32,501	106,608	70,980
Total proceeds from sales, maturities, or repayments of investments	10,064,779	1,230,041	1,266,451

Cost of investments acquired:
Bonds	10,356,257	1,387,553	1,766,136
Stocks	36,806	15,397	33,014
Mortgage loans	238,651	67,721	95,406
Other invested assets	429,903	85,950	94,763
Miscellaneous applications	240,964	88,165	80,298
Total cost of investments acquired	11,302,581	1,644,786	2,069,617

Net decrease in contract loans	29,138	5,662	13,072
Net cash used in investment activities	(1,208,664)	(409,083)	(790,094)

Financing and Miscellaneous Activities:
Other cash provided (applied):
Borrowed money	235,000	—	—
Surplus note	—	(33,006)	29,994
Net deposits on deposit type contracts	822,786	80,426	312,467
Capital and surplus paid in	579,117	—	—
Funds withheld under reinsurance treaty	—	(20,539)	1,461,080
Other cash (applied) provided	3,760,230	(11,783)	73,531
Net cash (used) provided in financing and miscellaneous activities	5,397,133	15,098	1,877,072
See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Net (decrease) increase in cash and short term investments	128,295	(11,565)	62,774

Cash and short term investments:
Beginning of year	238,552	250,118	187,344
End of year	$366,847	$238,552	$250,118

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Noncash capital contribution from parent	$60,982	$—	$—
Assets acquired from reinsurance treaties	$16,531,143	—	—
Surplus note forgiveness	$96,006
Contribution of Roaring River II, Inc from parent	$76,000	—	—
Transfer of Roaring River IV Holding, LLC to Voya Financial, Inc.	$39,908	—	—

See Notes to Statutory-Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly-owned subsidiary of Resolution Life Colorado Inc.
On January 4, 2021, the Company's then ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US through its wholly owned Colorado life insurance subsidiary, Resolution Life Colorado Inc. ("RLCO") acquired all of the shares of the capital stock of the Company, Security Life of Denver International Limited ("SLDI"), Roaring River II, Inc. ("RRII") as well as several subsidiaries of the Company. The Company also contributed Roaring River IV Holding, LLC ("RR4H"), a former subsidiary, to another Voya Financial, Inc. affiliate. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to the Company certain in scope individual life insurance and annuities business of several of the Company’s affiliates. This transaction resulted in the disposition of substantially all of Voya's Financial, Inc's life insurance and legacy nonretirement annuity businesses and related assets.

The financial statements of Security Life of Denver Insurance Company are presented on the basis of accounting practices prescribed or permitted by the Colorado Division of Insurance.

The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Commissioner of the Colorado Division of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Description of Business

Effective with the Individual Life Transaction, the Company began focusing on the acquisition and management of closed blocks of life insurance policies and annuity contracts. In addition, the Company continues to administer business previously sold. Currently the Company is licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands and Puerto Rico. The Company ceased issuing new policies in 2018.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Correction of Errors

In 2021, the Company did not have any correction of errors.

In 2020, the Company determined that it had understated a reinsurance payable in prior years by $15.9. To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $12.6 net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3"). The tax effect of this adjustment was a decrease in taxes payable of $3.3.

Also in 2020, the Company determined that it had overstated a reinsurance deferred gain in prior years by $14.9. To correct this error, the Company decreased deferred gain $14.9 and recognized a cumulative prior period adjustment decrease to surplus of $1.0 net of tax, in accordance with the provisions of SSAP No. 3. The tax effect of this adjustment was a decrease in taxes payable of $3.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance. For the years ended December 31, 2021, 2020, and 2019, the Company had no such permitted accounting practices.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 8, 2013, the Company, with the permission of the Colorado Division of Insurance, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under Statements of Statutory Accounting Principles No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $455.4. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

On January 4, 2021, the Company, with the permission of the Colorado Division of Insurance, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of January 4, 2021, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72. The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $478. This had no net impact on net income, total capital and surplus or risk-based capital.

The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds and mandatory redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary-impairment ("OTTI"). To make this determination for each security, the following are some of the factors considered:
•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR and federal income tax, are recorded within net realized capital gains (losses) in the statements of operations.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company invests in structured securities, including residential mortgage backed securities, collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period in which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.
Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.
Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
When an impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as impairments. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss exists, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under U.S. GAAP, no such reserve is required

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR gains as a liability on the accompanying balance sheets. When the net deferral of IMR is a loss, the amount is reported as a component of other assets and nonadmitted. Under U.S GAAP, gains and losses on disposal of available-for-sale bonds and mortgage loans are reported in the period that the assets are sold.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC SSAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Consolidation: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Policyholder Dividends: Policyholder dividends are recognized when declared.

Limited partnerships: Limited partnerships are reported are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in surplus. Capital contributions and distributions of capital are reflected in the carry value of the partnership. Distributions of income are reported in investment income up to the amount of net investment income earned in the partnership and otherwise as return of capital.

Under U.S. GAAP, limited partnerships are reported are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

statements of operations. Capital contributions and distributions of capital are reflected in the carry value of the partnership.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for virtually all loan–backed and structured securities as well as securities that have experienced an OTTI.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value not to exceed any currently effective call price.

Common stocks are reported at fair value, and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company no longer engages in securities lending. In connection, with the closing of the Individual Life Transaction, securities lending was terminated June 30, 2020.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated in effective hedging relationships are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Futures: The Company uses equity futures contracts to hedge against equity index movement. Changes in the general level of index value can result in adverse changes in the portfolio. The Company enters into exchange traded futures and pays or receives futures commissions that are set by members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.
Foreign Exchange Contracts:

Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to manage the volatilities between the market value sensitivities of the Portfolio of asset/liability mismatch caused by changing interest rates. The Company utilizes these contracts in non-qualifying hedging relationships.

Total Return Swaps: The Company uses Total Return Swaps to hedge the cash flow variability associated with its Surplus account assets. The Company pays total return on its surplus account assets and receives variable payment detailed in the Total Return Swap confirmation agreement. The Company utilizes these contracts in a non-qualifying hedging relationship.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount, adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2% to 8% for 2021.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $1,128.3 and $1,057.4 for any surrender value promised in excess of the legally computed reserves at December 31, 2021 and 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $7.9 billion and $6.1 billion at December 31, 2021 and 2020, respectively.

The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $616.5 and $368.5 billion at December 31, 2021 and 2020, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

The Company has two blocks of life insurance business subject to Valuation Manual 20: Requirements for Principle-Based Reserves ("PBR") for Life Products ("VM-20"). They are variable universal life COLI policies issued after January 1, 2020 and individual life term conversion policies issued on or after January 1, 2021 as a result of a conversion from acquired term insurance not subject to PBR. The Company was exempt from Valuation Manual 20: Requirements for Principle-Based Reserves ("PBR") for Life Products ("VM-20") with respect to individual life term conversion policies issued after January 1, 2020. The domiciliary regulator had determined that, given the insignificant effect on reserves, a Life PBR exemption is appropriate.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Benefit Plans: Prior to the Individual Life Transaction the Company sponsored a non-contributory supplemental retirement non- qualified plan covering U.S. employees. The obligation was released as part of the Individual Life Transaction. As of December 31, 2021, the Company did not have any further obligations to the plan. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

Participating Insurance: Participating business approximates less than 50% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Reinsurance Recoverable	$277	$9,819
Net deferred tax asset	311,986	70,687
Agents' debit balances	655	846
Deferred and uncollected premium	617	88
Investment income due and accrued	5,660	—
Other	2,841	541
Total nonadmitted assets	$322,036	$81,981

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2021.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative,

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

Other Assets: The Company is the owner and beneficiary of life insurance policies included in other assets at their cash surrender values.

The following table shows assets that could be realized from an investment as of December 31, 2021 and 2020:

	2021	2020
	(In Thousands)
Amount of admitted balance that could be realized from an investment vehicle	$15,854	$13,174
Percentage Bonds	40%	40%
Percentage Stocks	60%	60%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$995,803	$171,560	$21,939	$1,145,424
States, municipalities, and political subdivisions	1,112,697	39,715	9,442	1,142,970
Foreign other (par value - $3,319,646)	3,605,441	193,123	48,994	3,749,570
Foreign government (par value - $308,407)	334,626	16,732	10,386	340,972
Corporate securities	14,466,976	830,104	213,291	15,083,789
Residential mortgage backed securities	1,894,599	44,604	43,832	1,895,371
Commercial mortgage backed securities	2,045,765	59,642	29,830	2,075,577
Other asset backed securities	1,238,429	14,876	8,024	1,245,281
Total bonds	25,694,336	1,370,356	385,738	26,678,954
Preferred stocks	11,048	191	110	11,129
Common stocks	73,643	92	769	72,966
Total equity securities	84,691	283	879	84,095
Total	$25,779,027	$1,370,639	$386,617	$26,763,049

At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$635,693	$246,435	$1,574	$880,554
States, municipalities, and political subdivisions	378,332	68,981	60	447,253
Foreign other (par value - $1,586,126)	1,594,334	310,748	9,051	1,896,031
Foreign government (par value - $161,070)	162,160	26,177	421	187,916
Corporate securities	5,395,799	1,201,742	18,445	6,579,096
Residential mortgage backed securities	428,655	79,222	2,200	505,677
Commercial mortgage backed securities	738,886	71,590	11,247	799,229
Other asset backed securities	538,137	8,790	2,610	544,317
Total bonds	9,871,996	2,013,685	45,608	11,840,073
Preferred stocks	5,548	300	—	5,848
Common stocks	48,590	—	—	48,590
Total equity securities	54,138	300	—	54,438
Total	$9,926,134	$2,013,985	$45,608	$11,894,511

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 12 Months Below Amortized Cost	More than 12 Months Below Amortized Cost	Total
	(In Thousands)
At December 31, 2021
Fair value	$12,327,491	$331,469	$12,658,960
Unrealized loss	372,095	13,644	385,739

At December 31, 2020
Fair value	$826,338	$289,473	$1,115,811
Unrealized loss	36,871	8,736	45,607

The amortized cost and fair value of investments in bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$157,643	$159,822
Due after 1 year through 5 years	1,125,350	1,144,156
Due after 5 years through 10 years	2,617,683	2,697,998
Due after 10 years	16,614,867	17,460,748
	20,515,543	21,462,724
Residential mortgage backed securities	1,894,599	1,895,371
Commercial mortgage backed securities	2,045,765	2,075,577
Other asset backed securities	1,238,429	1,245,281
Total	$25,694,336	$26,678,953

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage-backed holdings and Alt-A mortgage-backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (Excluding Interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
		(In Thousands)
December 31, 2021
Residential mortgage backed securities	$34,108	$33,871	$37,279	$56
Structured securities	—	—	—	—
Other assets	33,704	33,411	45,039	25
Total	$67,812	$67,282	$82,318	$81

December 31, 2020
Residential mortgage backed securities	$23,255	$19,135	$22,442	$655
Structured securities	80,125	46,979	61,871	—
Total	$103,380	$66,114	$84,313	$655

December 31, 2019
Residential mortgage backed securities	$28,265	$23,893	$27,846	$256
Structured securities	99,278	62,357	79,747	—
Total	$127,543	$86,250	$107,593	$256

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2021 or 2020. The Company does not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2021 or 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2021 and 2020:

	General Account	Separate Account
	(In Thousands)
2021
Number of CUSIPs	38	—
Aggregate Amount of Investment Income	$7,455	$—

2020
Number of CUSIPs	41	—
Aggregate Amount of Investment Income	$900	$—

The following table shows 5GI securities at December 31, 2021 and 2020:

Investment	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2021	2020	2021	2020	2021	2020
			(In Thousands)
Bonds - AC	12	14	$483	$3,120	$574	$3,909
LB&SS- AC	16	17	2,322	2,316	6,431	8,053
Total	28	31	$2,805	$5,436	$7,005	$11,962

AC- Amortized Cost LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2021 were 4.3% and 1.9%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2021 and 2020.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2021, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 77.5% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2021 and 2020:

	Commercial
	Insured	All Other	Total
	(In Thousands)
December 31, 2021
Recorded investment (all)
Current	$—	$2,452,617	$2,452,617
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$2,014,194	$2,014,194

December 31, 2020
Recorded investment (all)
Current	$—	$1,246,055	$1,246,055
180+ Days Past Due	—	910	910
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$1,074,439	$1,074,439

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2021. The Company's investment in impaired mortgage loans totaled $0.9 as of December 31, 2020.

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	—	—	—
Total With and Without Allowance for Credit Losses	—	—	—	—	—	—	—
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

December 31, 2020
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	910	—	910
Total With and Without Allowance for Credit Losses	—	—	—	—	910	—	910
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2021, 2020 and 2019:

	Commercial
	Insured	All Other	Total
	(In Thousands)
December 31, 2021
Average recorded investment	$—	$23,029	$23,029
Interest income recognized	—	1,220	1,220
Recorded Investments on nonaccrual status	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	1,202	1,202

December 31, 2020
Average recorded investment	$—	$22,517	$22,517
Interest income recognized	—	965	965
Recorded Investments on nonaccrual status	—	910	910
Amount of interest income recognized using a cash-basis method of accounting	—	972	972

December 31, 2019
Average recorded investment	$—	$500	$500
Interest income recognized	—	58	58
Recorded Investments on nonaccrual status	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	65	65

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2021 and 2020.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2021 and 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2021	2020	2019
	(In Thousands)
Realized capital gains	$303,441	$14,646	$11,659
Amount transferred to IMR (net of related taxes of
$78,594 in 2021, $6,099 in 2020, and $4,380 in 2019)	(295,663)	(22,945)	(16,476)
Federal income tax benefit (expense)	(89,485)	(1,414)	5,385
Net realized capital (losses) gains	$(81,707)	$(9,713)	$568

Realized capital losses include losses of $13.9, $14.4 and $7.4 related to securities that have experienced an other-than-temporary decline in value during 2021, 2020 and 2019, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $7.7 billion, $0.7 billion and $0.6 billion in 2021, 2020 and 2019, respectively. Gross gains of $452.1, $34.4 and $29.7 and gross losses of $122.2, $8.1 and $6.7 during 2021, 2020 and 2019, respectively, were realized on those sales. A portion of the gains and losses realized in each year has been deferred to future periods in the IMR.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) during 2021 due to intent to sell or inability or lack of intent to hold to recovery in 2021:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
OTTI recognized as of December 31, 2021
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	55,129	—	6,381	48,748
Total	$55,129	$—	$6,381	$48,748

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2020 due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
OTTI recognized as of December 31, 2020
Aggregate intent to sell	$203	$12	$—	$191
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total	$203	$12	$—	$191

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2019 due to intent to sell or inability or lack of intent to hold to recovery in 2019:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
OTTI recognized as of December 31, 2019
Aggregate intent to sell	$20	$12	$—	$8
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total	$20	$12	$—	$8

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2021:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
12666BAD7	$1,222	$1,220	$1	$1,220	$1,220	3/31/2021
3128HUA50	116	107	9	107	107	3/31/2021
38374ULG4	—	—	—	—	—	3/31/2021
152314LS7	95	95	—	95	95	6/30/2021
59025CAD2	1,659	1,635	24	1,635	1,635	6/30/2021
06050AAH6	233	219	14	219	219	6/30/2021
12667GGA5	78	69	9	69	69	6/30/2021
2254585U8	132	128	5	128	128	6/30/2021
31359B3B1	33	32	—	32	32	6/30/2021
362341LL1	262	257	6	257	257	6/30/2021
38377DSN7	8	6	2	6	6	6/30/2021
38377ENC4	306	290	16	290	290	6/30/2021
30711XDE1	4	4	—	4	4	6/30/2021
31282YNS4	432	405	27	405	405	6/30/2021
31282YNU9	379	354	25	354	354	6/30/2021
31282YYA1	133	126	7	126	126	6/30/2021
3128HUA84	147	133	15	133	133	6/30/2021
3128HUBP5	357	326	31	326	326	6/30/2021
3128HUCK5	815	750	65	750	750	6/30/2021
3136ANMD6	586	516	70	516	516	6/30/2021
3136ANWU7	3,286	3,047	240	3,047	3,047	6/30/2021
3136AQWF3	1,454	1,322	132	1,322	1,322	6/30/2021
3136ARMA3	1,362	1,197	166	1,197	1,197	6/30/2021
3136AU4G3	1,602	1,441	161	1,441	1,441	6/30/2021
3137AH5B0	25	18	7	18	18	6/30/2021
3137AHU30	73	61	12	61	61	6/30/2021
3137B5SC8	573	537	37	537	537	6/30/2021
31392CRB2	45	42	2	42	42	6/30/2021
31392HZL0	69	65	4	65	65	6/30/2021
31393X5Y9	752	686	66	686	686	6/30/2021
31394ETM0	1,518	1,352	166	1,352	1,352	6/30/2021
31394ETX6	14	12	2	12	12	6/30/2021
31394FJ30	1,588	1,444	144	1,444	1,444	6/30/2021

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
31395NLC9	413	381	32	381	381	6/30/2021
31396H2E8	364	301	63	301	301	6/30/2021
31396HH51	152	137	15	137	137	6/30/2021
31396JPN9	1,284	1,178	106	1,178	1,178	6/30/2021
31396K5P3	1,684	1,512	172	1,512	1,512	6/30/2021
31396LD56	173	146	27	146	146	6/30/2021
31396LLW8	1,097	985	112	985	985	6/30/2021
31396LMF4	963	882	81	882	882	6/30/2021
31396LRB8	582	519	62	519	519	6/30/2021
31396LT34	31	25	5	25	25	6/30/2021
31396Q5E5	963	861	102	861	861	6/30/2021
31396RKW6	402	362	39	362	362	6/30/2021
31396VKN7	1,253	1,203	49	1,203	1,203	6/30/2021
31396VN46	660	572	88	572	572	6/30/2021
31397GRK8	409	371	38	371	371	6/30/2021
31397KF89	370	335	35	335	335	6/30/2021
31397MQ75	40	33	7	33	33	6/30/2021
31397N3G8	1,064	939	125	939	939	6/30/2021
31397R4G8	562	516	46	516	516	6/30/2021
31397T3F7	935	853	82	853	853	6/30/2021
31397UGY9	309	275	33	275	275	6/30/2021
31397UN62	767	699	68	699	699	6/30/2021
31397USA8	534	490	44	490	490	6/30/2021
31398GYX1	886	807	79	807	807	6/30/2021
31398PVV8	962	899	63	899	899	6/30/2021
383742J61	292	263	28	263	263	6/30/2021
38374EP35	506	450	56	450	450	6/30/2021
38374KKX0	345	309	35	309	309	6/30/2021
38374VP94	95	74	21	74	74	6/30/2021
38375PR60	14	8	7	8	8	6/30/2021
38377LL48	609	542	66	542	542	6/30/2021
38378P7C6	384	323	61	323	323	6/30/2021
12668ANB7	125	119	6	119	119	6/30/2021
2254585U8	117	115	3	115	115	6/30/2021
31358Q5R2	22	23	(1)	23	23	6/30/2021
3136A5BU9	18	9	9	9	9	6/30/2021
3136AL6A4	11	8	3	8	8	6/30/2021
3136FCZX7	44	39	5	39	39	6/30/2021
3136FLFB7	133	125	8	125	125	6/30/2021
3137AQSS8	276	272	4	272	272	6/30/2021

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
3137ARFX9	86	81	6	81	81	6/30/2021
3137AXT78	395	363	31	363	363	6/30/2021
3137B0GA6	26	17	8	17	17	6/30/2021
3137B1AB8	123	116	6	116	116	6/30/2021
31393UDE0	10	11	(1)	11	11	6/30/2021
36298XAA0	1,560	1,547	14	1,547	1,547	6/30/2021
38374KAW3	9	9	—	9	9	6/30/2021
38375LUL2	224	216	8	216	216	6/30/2021
38377DSN7	3	2	1	2	2	6/30/2021
38377MQM1	5	5	—	5	5	6/30/2021
38378EPB3	47	44	3	44	44	6/30/2021
38378P7C6	252	254	(3)	254	254	6/30/2021
40432BBG3	141	141	—	141	141	6/30/2021
3136A5BU9	6	1	6	1	1	9/30/2021
3137AQSS8	214	177	37	177	177	9/30/2021
3137B0GA6	11	4	7	4	4	9/30/2021
3137B1AB8	88	62	26	62	62	9/30/2021
3137BCHN1	250	218	32	218	218	9/30/2021
31394ANR3	42	36	5	36	36	9/30/2021
31397USA8	441	439	2	439	439	9/30/2021
36076VAA2	171	—	171	—	—	9/30/2021
38377DSN7	1	—	1	—	—	9/30/2021
38377MQM1	3	1	2	1	1	9/30/2021
38378P7C6	210	149	61	149	149	9/30/2021
12669EEH5	294	10	284	10	10	12/31/2021
3136A1LJ2	1,560	1,343	217	1,343	1,343	12/31/2021
3136AAYK5	1,803	1,462	341	1,462	1,462	12/31/2021
3136B1DK7	4,523	3,791	732	3,791	3,791	12/31/2021
3137BGFU8	1,899	1,471	428	1,471	1,471	12/31/2021
38381XM94	1,525	920	606	920	920	12/31/2021
Total			$6,381

Securities with no amount disclosed represents an OTTI of less than $1.

The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $6.4, $2.2 and $0.8 in 2021, 2020 and 2019, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$74,558	$3,336,254
Greater than 12 months	4,630	159,196
Total	$79,188	$3,495,450

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$10,426	$372,303
Greater than 12 months	5,631	258,767
Total	$16,057	$631,070

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2021, 2020 and 2019 are as follows:

Description	Amount of Impairment
	2021	2020	2019
	(In Thousands)
BLACKSTONE EQ MANAGED ACCT PORT LP	$—	$58	$—
BLACKSTONE MARKET OPPORTUNITIES FU PRVT	—	35	—
EAST LODGE EUROPEAN ABS FUND	—	661	—
EIG ENERGY FUND XIV LP	—	933	—
ENERGY CAPITAL PARTNERS, LP PRVT	—	40	164
SHELTER GROWTH OPPOR FUND LTD	—	2561	—
Total	$—	$4,288	$164

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Income:
Equity securities	$3,330	$3,050	$4,616
Bonds	764,574	449,847	445,689
Mortgage loans	96,917	61,082	68,592
Derivatives	144,694	9,903	5,714
Contract loans	66,543	50,107	51,894
Other invested assets	122,917	65,039	17,533
Other	578	1,937	4,356
Total investment income	1,199,553	640,965	598,394
Investment expenses	(95,131)	(58,919)	(56,644)
Net investment income	$1,104,422	$582,046	$541,750

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Topeka. Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $11 billion at December 31, 2021. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.

The amount of FHLB capital stock held by the Company is as follows:

	2021			2020
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$500	$—	$500	$500	$—	$500
Activity stock	64,525	—	64,525	44,950	—	44,950
Excess stock	1,066	—	1,066	644	—	644
Aggregate total	$66,091	$—	$66,091	$46,094	$—	$46,094

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2021
General account	$2,248,695	$2,033,918	$1,445,000	$2,273,726	$2,036,819	$1,295,000
Separate account	—	—	—	—	—	—
Total	$2,248,695	$2,033,918	$1,445,000	$2,273,726	$2,036,819	$1,295,000

As of December 31, 2020
General account	$1,286,033	$983,486	$1,010,000	$1,329,072	$1,027,435	$1,015,000
Separate account	—	—	—	—	—	—
Total	$1,286,033	$983,486	$1,010,000	$1,329,072	$1,027,435	$1,015,000

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
	(In Thousands)
As of December 31, 2021
Debt	$—	$—	$—	XXX
Funding agreements	1,445,000	—	1,445,000	$1,369,682
Other	—	—	—	XXX
Aggregate total	$1,445,000	$—	$1,445,000	$1,369,682

As of December 31, 2020
Debt	$—	$—	$—	XXX
Funding agreements	1,010,000	—	1,010,000	$937,681
Other	—	—	—	XXX
Aggregate total	$1,010,000	$—	$1,010,000	$937,681

The maximum amount the general account borrowed from FHLB during the current reporting period was $1.4 billion.

As of December 31, 2021, the Company's FHLB borrowings are subject to prepayment penalties.

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
FHLB capital stock	66,091	—	—	—	66,091	46,094	19,997	—	66,091	0.2%	0.2%
On deposit with states	27,027	—	—	—	27,027	26,941	86	—	27,027	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	2,033,918	—	—	—	2,033,918	983,486	1,050,432	—	2,033,918	5.8%	5.9%
Derivative pledged collateral	3,733	—	—	—	3,733	1,778	1,955	—	3,733	0.0%	0.0%
Total Restricted Assets	$2,130,769	$—	$—	$—	$2,130,769	$1,058,299	$1,072,470	$—	$2,130,769	6.1%	6.2%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Collateral held under security lending agreements	—	—	—	207,907	(207,907)	—	—	0.0%	0.0%
FHLB capital stock	46,094	—	46,094	42,436	3,658		46,094	0.3%	0.3%
On deposit with states	26,941	—	26,941	27,244	(303)	—	26,941	0.2%	0.2%
Pledged as collateral to FHLB (including assets backing funding agreements)	983,486	—	983,486	982,967	519	—	983,486	6.3%	6.3%
Derivative pledged collateral	1,778	—	1,778	1,992	(214)	—	1,778	0.0%	0.0%
Total restricted assets	$1,058,299	$—	$1,058,299	$1,262,546	$(204,247)	$—	$1,058,299	6.8%	6.9%

* Subset of Total General Account Gross Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$366,847	$366,847	1.05%	1.05%
Long term bonds owned	110,017	110,017	0.31	0.31
Total collateral Assets	$476,864	$476,864	1.36%	1.36%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$476,864	1.51%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	0.00

*BACV divided by total liabilities excluding Separate Accounts
*BACV divided by total liabilities on Separate Accounts

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$238,552	$238,552	1.71%	1.72%
Reinvested collateral assets owned	61,194	61,194	0.44	0.44
Total collateral Assets	$299,746	$299,746	2.15%	2.16%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$299,747	2.30%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	0.00%

*BACV divided by total liabilities excluding Separate Accounts
*BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020, the Company held 5 private placement troubled debt restructuring loans with a carrying value of $25.0 and $21.0, respectively.

For the years ended December 31, 2021 and 2020, the Company’s total recorded investment in restructured debt was 25.0 and $21.0, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $9.1 during 2021, 2020, and 2019, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

3.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheets. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized to investment income.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2021	As of December 31, 2020
Collateral Type:		(In Thousands)
Cash
	Held- OTC Contracts	$476,864	$299,012
	Held- Cleared Contracts	—	—
	Pledged- Cleared Contracts	1,930	2,686

Securities
	Held	$—	$23,120
	Delivered	1,803	1,778

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts at December 31, 2021 and 2020:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2021
Derivative contracts:
Equity contracts	$2,424,056	$478,667	$478,768
Foreign exchange contracts	51,667	177	3,315
Interest rate contracts	58,666	(230)	(7,841)
Total return swaps	94,000	(806)	(806)
Total derivatives	$2,628,389	$477,808	$473,436

December 31, 2020
Derivative contracts:
Equity contracts	1,997,376	332,482	332,482
Foreign exchange contracts	66,724	(3,653)	(2,794)
Interest rate contracts	79,979	(1,202)	(5,026)
Total return swaps	1,064,717	(44,592)	(44,592)
Total derivatives	$3,208,796	$283,035	$280,070

The Company does not have any derivative contracts with financing premiums.

4.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $738.5 and $511.8 and an aggregate fair value of $780.0 and $576.3 at December 31, 2021 and 2020, respectively. Those holdings amounted to 2.9% and 5.2% of the Company’s investments in bonds and 2.3% and 3.7% of total admitted assets at December 31, 2021 and 2020, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $282.1 and $61.3 with an aggregate fair value of $286.5 and $69.7 at December 31, 2021 and 2020, respectively. The carrying value of these holdings amounted to 1.1% and 0.6% of the Company’s investment in bonds and 0.9% and 0.4% of the Company’s total admitted assets at December 31, 2021 and 2020, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2021		2020
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Loan-to-Value
0% - 50%	$2,194,128	89.5%	$142,422	11.3%
50% - 60%	193,381	7.9%	219,925	17.6%
60% - 70%	38,789	1.6%	755,697	60.7%
70% - 80%	26,320	1.1%	128,205	10.3%
80% - 90%	—	0.0%	716	0.1%
Total	$2,452,617	100.0%	$1,246,965	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$2,049,127	83.5%	$1,010,887	81.1%
1.25x to 1.5x	313,696	12.8%	113,202	9.1%
1.0x to 1.25x	63,106	2.6%	100,507	8.1%
Less than 1.0x	26,689	1.1%	22,369	1.8%
Not Applicable*	—	0.0%	—	0.0%
Total	$2,452,617	100.0%	$1,246,965	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2021		As of December 31, 2020
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Apartments	$827,669	33.8%	$421,984	33.8%
Hotel/Motel	84,112	3.4%	53,285	4.3%
Industrial	232,527	9.5%	185,191	14.9%
Mixed Use	4,849	0.2%	10,723	0.9%
Office	344,277	14.0%	168,720	13.5%
Other	282,853	11.5%	59,699	4.8%
Retail	676,330	27.6%	347,361	27.9%
Total	$2,452,617	100.0%	$1,246,963	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2021		As of December 31, 2020
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Pacific	$664,266	27.0%	$345,287	27.6%
South Atlantic	471,290	19.2%	255,652	20.5%
West South Central	212,588	8.7%	94,896	7.6%
East North Central	266,256	10.9%	155,598	12.5%
Middle Atlantic	371,590	15.2%	154,115	12.4%
Mountain	293,146	12.0%	147,888	11.9%
West North Central	86,401	3.5%	39,584	3.2%
New England	50,443	2.1%	39,193	3.1%
East South Central	36,636	1.5%	14,752	1.2%
Total	$2,452,617	100.0%	$1,246,965	100.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2021	2020
	(In Thousands)
2021	$234,439	$—
2020	74,399	60,901
2019	179,786	82,354
2018	286,007	169,524
2017	255,399	110,603
2016	308,403	148,970
2015 and prior	1,114,183	674,612
Total	$2,452,617	$1,246,964

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Reserves
At December 31, 2021 and 2020, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
	(In thousands)
December 31, 2021
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$320,640	$—	$—	$320,640	16.0%
At book value less current surrender charge of 5% or more	3,859	—	—	3,859	0.2
At fair value	—	—	12,741	12,741	0.6
Total with market value adjustment or at fair value	324,499	—	12,741	337,240	16.8
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	1,026,534	—	—	1,026,534	51.1
Not subject to discretionary withdrawal	646,393	—	—	646,393	32.2
Total gross individual annuities reserves	1,997,426	—	12,741	2,010,167	100.0%
Less reinsurance ceded	1,545	—	—	1,545
Total net individual annuities reserves	$1,995,881	$—	$12,741	$2,008,622
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$5,154	$—	$—	$5,154	0.4%
Total with market value adjustment or at fair value	5,154	—	—	5,154	0.4
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,194	—	—	2,194	0.2
Not subject to discretionary withdrawal	1,417,641	—	—	1,417,641	99.5
Total gross group annuities reserves	1,424,989	—	—	1,424,989	100.0%
Less reinsurance ceded	77	—	—	77
Total net gross annuities reserves	$1,424,912	$—	$—	$1,424,912
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	175,512	—	—	175,512	9.7%
Not subject to discretionary withdrawal	1,638,393	—	—	1,638,393	90.3
Total gross deposit type contracts reserves	1,813,905	—	—	1,813,905	100.0%
Less reinsurance ceded	761	—	—	761
Total net deposit type contracts reserves	$1,813,144	$—	$—	$1,813,144
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
At fair value	$—	$—	$11,574	$11,574	5.8%
Total with market value adjustment or at fair value	—	—	11,574	11,574	5.8
At book value without adjustment (minimal or no charge or adjustment)	34,685	—	—	34,685	17.4
Not subject to discretionary withdrawal	152,758	—	—	152,758	76.8
Total gross individual annuities reserves	187,443	—	11,574	199,017	100.0%
Less reinsurance ceded	1,615	—	—	1,615
Total net individual annuities reserves	$185,828	$—	$11,574	$197,402
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	5,504	—	—	5,504	55.9%
Total with market value adjustment or at fair value	5,504	—	—	5,504	55.9
Not subject to discretionary withdrawal	4,348	—	—	4,348	44.1
Total gross group annuities reserves	9,852	—	—	9,852	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$9,852	$—	$—	$9,852
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit Type-Contracts (no life contingencies):
At book value without adjustment (minimal or no charge or adjustment)	98,374	$—	$—	$98,374	9.3%
Not subject to discretionary withdrawal	957,866	—	—	957,866	90.7
Total gross deposit type contracts reserves	1,056,240	—	—	1,056,240	100.0%
Less reinsurance ceded	745	—	—	745
Total net deposit fund liabilities reserves	$1,055,495	$—	$—	$1,055,495
Amount with current surrender charge of 5% or more in the current year that will have less than a 5% surrender charge in the year subsequent to the balance sheet year	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2021 and 2020, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$178,974	$689,648
Universal Life	8,853,848	8,728,776	8,576,174
Universal Life with Secondary Guarantees	2,546,993	2,356,606	7,026,827
Indexed Universal Live	2,194,458	2,026,689	2,161,201
Indexed Universal Life with Secondary Guarantees	152,638	108,255	297,107
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	1,963,986	3,021,641	2,522,774
Variable Life	4,502	4,502	4,483
Variable Universal life	991,126	995,840	944,224
Miscellaneous Reserves	—	—	138
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,521,017
Accidental Death Benefits	XXX	XXX	1,558
Disability- Active Lives	XXX	XXX	39,286
Disability- Disabled Lives	XXX	XXX	90,231
Miscellaneous Reserves	XXX	XXX	2,573,326
Total gross life insurance reserves	16,707,551	17,421,283	32,447,994
Less reinsurance cede	3,245,511	3,376,846	17,142,991
Total net general account life insurance reserves	$13,462,040	$14,044,437	$15,305,003

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal life	$1,774,421	$1,705,675	$1,771,119
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	1,774,421	1,705,675	1,771,119
Less reinsurance cede	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,774,421	$1,705,675	$1,771,119

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$13,398	$48,973	$—	$—	$—
Universal Life	3,464,871	3,462,809	3,341,754	—	—	—
Universal Life with Secondary Guarantees	1,267,884	1,082,978	5,375,083	—	—	—
Indexed Universal Live	1,858,945	1,674,701	1,516,563	—	—	—
Indexed Universal Life with Secondary Guarantees	126,864	81,558	255,708	—	—	—
Other Permanent Cash Value life Insurance	1,652,357	1,954,735	1,541,812	—	—	—
Variable Universal life	201,053	206,501	188,489	1,613,413	1,584,624	1,608,281
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	5,340,292	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	916	XXX	XXX	—
Disability- Active Lives	XXX	XXX	21,909	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	44,493	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	2,392,034	XXX	XXX	—
Total gross life insurance reserves	8,571,974	8,476,680	20,068,026	1,613,413	1,584,624	1,608,281
Less reinsurance ceded	1,511,413	1,513,142	12,397,110	—	—	—
Total net life insurance reserves	$7,060,561	$6,963,538	$7,670,916	$1,613,413	$1,584,624	$1,608,281

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2021 and 2020 are as follows:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
	(In Thousands)
Industrial	$—	$—	$—	$—
Ordinary new business	—	—	(29,243)	(29,243)
Ordinary renewal	86,286	79,545	(2,010)	(1,499)
Credit life	—	—	—	—
Group life	(26)	(30)	32	25
Group annuity	13	13	—	—
Total	$86,273	$79,528	$(31,221)	$(30,717)

6.    Employee Benefit Plans
Defined Benefit Plan: Prior to the Individual Life Transaction the Company sponsored a non-contributory supplemental retirement non-qualified plan covering U.S. employees. The obligation was released as part of the Individual Life Transaction. As of December 31, 2021, the Company did not have any further obligations to the plan.

Defined Contribution Plans: Subsequent to the Individual Life Transaction Resolution Life US sponsors the Resolution Life US 401(k) Plan (the “Plan”). Substantially all employees of Resolution Life US and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, other than Company agents. The Plan is a tax qualified defined contribution plan. Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Plan allows eligible participants to defer into the Plan a specified percentage of eligible compensation on a pretax basis. Resolution Life US matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are automatically vested, regardless of service history. All contributions made to the Plan are subject to certain limits imposed by applicable law. Expenses allocated to the Company were $2.3 for 2021. Prior to the Individual Life Transaction the Company was a party to a prior contribution plan with the Company's prior parent. Expenses allocated to the Company under the prior plan were $0.7 for 2020.

Consolidated/Holding Company Plans: Subsequent to the Individual Life Transaction Resolution Life Services (US) Inc., an affiliate, offers long term incentives to its eligible employees and certain other individuals who meet the eligibility criteria. Expenses allocated to the Company were $4.7 for 2021. Prior to the Individual Life Transaction the Company was a party to a prior plan with the Company's prior parent. Expenses allocated to the Company under the prior plan were $0.2 for 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2021	2020	2021	2020
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$18,624	$17,849
Interest cost	—	—	—	580
Actuarial loss (gain)	—	—	—	1,624
Benefits paid	—	—	—	(1,428)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(18,624)	—
Benefit obligation at end of year	$—	$—	$—	$18,624

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$206	$210
Interest cost	—	—	—	6
Contribution by plan participants	—	—	—	1
Actuarial loss (gain)	—	—	—	8
Benefits paid	—	—	—	(19)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(205)	—
Benefit obligation at end of year	$—	$—	$1	$206

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—
Reporting entity contribution	—	1,428	—	18
Plan participants' contributions	—	—	—	1
Benefits paid	—	(1,428)	—	(19)
Business combinations, divestitures and settlements	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—
The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
	(In Thousands)
Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	—	11,906	—	1,861
Liability for pension benefits	—	6,719	—	(1,655)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	—	18,624	—	205

Unrecognized liabilities	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	—	580	706	—	6	8
Expected return on plan assets	—	—	—	—	—	—
Transition asset or obligation	—	577	577	—	—	—
Gains and losses	—	1,178	534	—	(171)	(190)
Prior service cost or credit	—	—	—	—	(111)	(111)
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$—	$2,335	$1,817	$—	$(276)	$(293)
The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Items not yet recognized - prior year	$6,719	$6,850	$5,685	$(1,944)	$(1,944)	$(2,253)
Net transition asset or obligation recognized	—	(577)	(577)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	—	111	111
Net gain and loss arising during period	—	1,624	2,276	—	8	8
Net gain and loss recognized	(6,719)	(1,178)	(534)	1,655	171	190
Items not yet recognized - current year	$—	$6,719	$6,850	$(289)	$(1,654)	$(1,944)
The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Net transition asset or obligation	$—	$—	$577	$—	$—	$—
Net prior service cost or credit	—	—	—	—	(299)	(409)
Net recognized gains and losses	—	6,719	6,273	—	(1,356)	(1,535)
Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2021 and 2020 were as follows:

	2021	2020
Weighted average discount rate	—%	2.67%
The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 0.00% and 1.98% as of December 31, 2021 and 2020, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assumptions used in determining expense for the defined benefit plans as of January 1, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Weighted average discount rate	0.00%	3.36%	4.46%
The weighted-average discount rate used to determine expense of other benefit plans was 0.00%, 2.96%, and 4.18% as of January 1, 2021, 2020, and 2019 respectively.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 0.00%.

The amount of accumulated benefit obligation for defined benefit pension plans was $0.0 and $18.6 as of December 31, 2021 and 2020, respectively.

As part of the Individual Life Transaction referenced in Note 1, the obligations under the nonqualified defined benefit pension plan transferred to Voya Service Company ("VSC"). As a result, the Company does not have any regulatory contributions required in 2022, nor does the Company intend to make voluntary contributions in 2022. These obligations are not included in the Individual Life Transaction referenced in Note 1, and therefore the Company does not expect to pay any benefits in future years.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of separate accounts business is as follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2021
Premium, consideration or deposits for the year	$43,398

Reserves for separate accounts with assets at:
Fair value	$1,784,220
Total reserves	$1,784,220

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal
With market value adjustment	—
At book value without market value adjustment and with current surrender charge of 5% or more	$—
At fair value	$1,784,220
At book value without market value adjustment and with current surrender charge less than 5%	—
Subtotal	1,784,220
Not subject to discretionary withdrawal	—
Total separate account aggregate reserves	$1,784,220

December 31, 2020
Premium, consideration or deposits for the year	$47,770

Reserves for separate accounts with assets at:
Fair value	$1,619,856
Total reserves	$1,619,856

Reserves for separate accounts by withdrawal characteristics:
At book value without market value adjustment and with current surrender charge of 5% or more	$—
At fair value	$1,619,856
At book value without market value adjustment and with current surrender charge less than 5%	—
Subtotal	$1,619,856
Total separate account aggregate reserves	$1,619,856

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2021 and 2020, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2021
Individual Life	$1,774,448	$—
Individual Annuity	13,101	$—
	$1,787,549	$—

December 31, 2020
Individual Life	$1,613,413	$—
Individual Annuity	11,607	—
	$1,625,020	$—

Separate account assets for products registered with the SEC totaled $1,716.3 and $1,548.3 as of December 31, 2021 and 2020, respectively. Separate account assets for products not registered with the SEC totaled $71.2 and $76.8; all of which were Private Placement Variable Universal Life Products, as of December 31, 2021 and 2020, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
(In Thousands)
2021	$21
2020	21
2019	21
2018	24
2017	23

The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2021, 2020 and 2019.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$43,398	$47,770	$60,187
Transfers from separate accounts	(92,207)	(87,268)	(102,981)
Transfers as reported in the summary of operations	$(48,809)	$(39,498)	$(42,794)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2021 and 2020 was $1.8 billion and $1.6 billion, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Federal Income Taxes

Effective January 4, 2021, after completion of the Individual Life Transaction, the Company is no longer a party to the prior federal tax sharing agreement, and has entered into a new tax allocation agreement with members of an affiliated group.The tax allocation agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal, state, local or foreign tax returns. The tax allocation agreement provides that each subsidiary will make a payment to Resolution Life Colorado Inc. equal to its tax liability computed on a separate company basis and such payment will be reduced by any losses, loss carryforwards or other tax attributes that reduced the group's liability and which are allocable to the subsidiary.
The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Resolution Life Colorado Inc.
Security Life of Denver Insurance Company
Roaring River II, Inc.
Midwestern United Life Insurance Company
Security Life of Denver International Limited

Under the current intercompany tax allocation agreement, the Company had a payable of $19.9 at December 31, 2021 to Resolution Life Colorado Inc., an affiliate, for federal income taxes. Under a former intercompany tax allocation agreement the Company had a receivable of $10.7 at December 31, 2020 from Voya Financial, Inc., a former affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Federal tax (benefit) expense on operations	$(59,971)	$28,557	$(40,582)
Federal tax (benefit) expense on capital gains and losses	89,485	1,414	(5,385)
Total current tax expense (benefit) incurred	$29,514	$29,971	$(45,967)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2021 and 2020 are as follows:

	12/31/21			12/31/20			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$631,047	$43,209	$674,256	$310,665	$67,441	$378,106	$320,382	$(24,232)	$296,150
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	631,047	43,209	674,256	310,665	67,441	378,106	320,382	(24,232)	296,150
Nonadmitted DTAs	311,986	—	311,986	70,687	—	70,687	241,299	—	241,299
Subtotal net admitted DTAs	319,061	43,209	362,270	239,978	67,441	307,419	79,083	(24,232)	54,851
Deferred tax liabilities	208,860	43,209	252,069	170,519	33,293	203,812	38,341	9,916	48,257
Net admitted DTA (DTL)	$110,201	$—	$110,201	$69,459	$34,148	$103,607	$40,742	$(34,148)	$6,594

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2021 and 2020 are as follows:

		12/31/2021			12/31/2020			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	110,201	—	110,201	69,460	34,148	103,608	40,741	(34,148)	6,593
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	110,201	—	110,201	77,513	67,441	144,954	32,688	(67,441)	(34,753)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	165,510	XXX	XXX	103,607	XXX	XXX	61,903
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	208,860	43,209	252,069	170,518	33,293	203,811	38,342	9,916	48,258
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$319,061	$43,209	$362,270	$239,978	$67,441	$307,419	$79,083	$(24,232)	$54,851

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2021	2020
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	766.9%	831.9%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,393,053	$811,323

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2021		12/31/2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$631,047	$43,209	$310,665	$67,441	$320,382	$(24,232)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	50.63%	0.00%	(50.63)%
Net Admitted Adjusted Gross DTAs	$319,061	$43,209	$239,978	$67,441	$79,083	$(24,232)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	20.59%	0.00%	0.00%	50.63%	20.59%	(50.63)%

The Company’s tax planning strategies do not include the use of reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2021	12/31/2020	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$—	$1,187	$(1,187)
Unearned premium reserve	1	1	—
Policyholder reserves	210,431	99,103	111,328
Investments	143,150	122,668	20,482
Deferred acquisition costs	264,082	73,550	190,532
Policyholder dividends accrual	4,993	1,061	3,932
Compensation and benefits accrual	3	543	(540)
Pension accrual	—	5,019	(5,019)
Receivables - nonadmitted*	2,110	2,372	(262)
Net Operating loss carry-forward	—	1,198	(1,198)
Tax credit carry-forward	482	482	—
Other (including items <5% of total ordinary tax assets)	5,795	3,481	2,314
Subtotal	631,047	310,665	320,382
Nonadmitted	311,986	70,687	241,299
Admitted ordinary deferred tax assets	$319,061	$239,978	$79,083
Capital:
Investments	$43,209	$67,441	$(24,232)
Subtotal	43,209	67,441	(24,232)
Nonadmitted	—	—	—
Admitted capital deferred tax assets	43,209	67,441	(24,232)
Admitted deferred tax assets	$362,270	$307,419	$54,851

Deferred Tax Liabilities
Ordinary:
Investments	$159,448	$114,546	$44,902
Deferred and uncollected premiums	4,583	1,525	3,058
Policyholder reserves	36,441	47,293	(10,852)
Interest on surplus notes	—	7,136	(7,136)
Other (including items <5% of total ordinary tax liabilities)	—	18	(18)
Subtotal	$200,472	$170,518	$29,954
Capital:
Investments	$51,597	$33,293	$18,304
Subtotal	51,597	33,293	18,304
Total deferred tax liabilities	$252,069	$203,811	$48,258

Net deferred tax assets/liabilities	$110,201	$103,608	$6,593

* Includes other nonadmitted assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		Year Ended December 31
		2021		2020		2019
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$(576,948)		$(8,463)		$(267,613)
Capital (losses) gains		7,777		(8,299)		(4,817)
Total pretax (loss) income		(569,171)		(16,762)		(272,430)
Expected tax (benefit) expense at 21% statutory rate		(119,526)	21.0%	(3,520)	21.0%	(57,210)	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(846)	0.1%	(905)	5.4%	(1,057)	0.4%
b.	Interest maintenance reserve	327,494	(57.4)%	2,796	(16.7)%	4,114	(1.5)%
c.	Reinsurance	34,865	(6.1)%	(7,248)	43.2%	13,559	(4.9)%
d.	NOL adjustment	(507,278)	89.1%	—	0.0%	303	(0.1)%
e.	Prior year tax	—	0.0%	—	0.0%	—	0.0%
f.	Other	(11,462)	2.0%	1,067	(6.4)%	(929)	0.3%
Total income tax reported		$(276,753)	48.7%	$(7,810)	46.5%	$(41,220)	15.1%

Current income taxes incurred		$29,514	(5.2)%	$29,971	(178.9)%	$(45,967)	16.9%
Change in deferred income tax*		(306,267)	53.8%	(37,781)	225.4%	4,747	(1.7)%
Total income tax reported		$(276,753)	48.6%	$(7,810)	46.5%	$(41,220)	15.1%
* Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2021, there is no net operating loss carryforward and the Company's tax credits originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2015	2035	$1

Foreign Tax Credit	2018	2028	166
Foreign Tax Credit	2019	2029	172
Foreign Tax Credit	2020	2030	143
Total Foreign Tax Credit			$481

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company received a refund of its entire alternative minimum tax credit recoverable of $83.6 as of December 31, 2020. The Company had an alternative minimum tax credit recoverable of $83.6 as of December 31, 2019. During the period ended December 31, 2020, Voya Financial, Inc. contributed its alternative minimum tax credit recoverable of $83.6 to the Company. During the period ended December 31, 2019, Voya Financial, Inc. contributed its alternative minimum tax credit recoverable of $167.0 to the Company.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2021, 2020 and 2019.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2021 and 2020.

The Company has no unrecognized tax benefits as of December 31, 2021 and 2020.

The Company has no unrecognized tax benefits for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company had no unrecognized tax benefits as of December 31, 2021 and 2020, that would affect the Company’s effective tax rate if recognized.

The Company's transferable state tax credit assets at December 31, 2021 and 2020 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2021
None
Total State Tax Credits		$—	$—

December 31, 2020
Fixed credit at time of purchase	AL	$45	$—
Total State Tax Credits		$45	$—

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2021.

The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2021 and 2020, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the balance sheet and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2021, 2020 and 2019.

For the tax years 2019 and 2020, as a part of Voya Financial, Inc., the Company participated in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year. Tax year 2021 remains open and may be subject to examination.

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

9.    Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company ("Midwestern"), and RRII. The Company also has one wholly owned non-insurance subsidiary, SLD America Equities, Inc. ("SLD AE").

At December 31, 2020, RR4H and its wholly owned subsidiary Roaring River IV, LLC. had a book adjusted carrying value of $71.8.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Common stock (cost - $107,246 in 2021 and $41,246 in 2020)	$147,248	$148,298
Limited liability companies (cost - $0 in 2021 and $196,682 in 2020)	—	71,846
Total investment in subsidiaries	$147,248	$220,144

At December 31, 2021 and 2020, the Company had no amounts nonadmitted related to its investment in SCA entities.

The Company does not have any investments for which the audited equity reflects a departure from NAIC SSAP.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2021	2020	2019
	(In Thousands)
Revenues	$427,797	$15,974	$18,079
Income before net realized gains on investments	48,640	3,892	19,584
Net income (loss)	48,512	2,473	9,506
Admitted assets	7,166,223	305,531	304,294
Liabilities	6,631,064	83,904	88,344

10.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

As part of the Individual Life Transaction, the Company entered into an agreement to assume on a coinsurance basis with assets transferred to a comfort trust for general account liabilities and on a modified coinsurance basis for separate account liabilities with the following former related entities: RLI, ReliaStar Life Insurance Company of New York (RNY), and Voya Retirement Insurance and Annuity Company (VRIAC). The coinsurance/modified coinsurance agreements with RLI, RNY and VRIAC cover all remaining life business not already reinsured with other reinsurers (including life business assumed from other insurers) from RLI and RNY, the majority of fixed and variable annuity products not already reinsured with other reinsurers from RLI and RNY, and certain fixed and variable annuity and pension risk transfer products from VRIAC. The liabilities covered under the agreement are reinsured on a 100% quota share basis from RLI and VRIAC and a 75% quota share basis from RNY. In preparation for transactions required by the MTA, the Company recaptured several reinsurance agreements with the following parties: RLI, RR4, SLDI, Hannover Re, New Reinsurance Company Ltd., FNL Insurance Company, Ltd. (FNL), and The Canada Life Assurance Company.

Additionally, the Company entered into reinsurance agreements on a coinsurance with funds withheld basis with SLDI, RRII, FNL, and Partner Reinsurance Europe SE – Zurich Branch (Partner Re) in order to facilitate the financing of excess reserve requirements associated with Regulation XXX/AG38 and Regulation AXXX which require insurers to hold significantly higher levels of reserves on certain term products and return of premium endowment term

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

insurance products and certain riders and on universal life insurance products with secondary guarantees. Such reinsurance enables the Company to use both traditional and alternative sources of collateral to fund the excess reserve requirements and is generally able to secure longer term financing on a more capital efficient basis.

Effective October 1, 2021, the Company entered into an agreement under which the Company assumes from Lincoln National Life Insurance Company ("Lincoln") on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain UL and VUL products. The Company also entered into an agreement under which the Company cedes to New Reinsurance Company, Ltd. on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain UL and VUL products that were assumed from Lincoln.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2021	2020	2019
	(In Thousands)
Premiums	$5,176,647	$853,920	$3,739,770
Benefits paid or provided	1,994,645	1,505,956	2,106,654
Policy and contract liabilities at year end	17,528,928	12,941,771	13,404,047

The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $20.9 billion, $0.4 billion and $1.8 billion for 2021, 2020 and 2019, respectively.

The Company estimates that an aggregate reduction in surplus of $1.7 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2021. The amount estimated as of December 31, 2020 and 2019 was $7.4 billion and $7.7 billion, respectively.

The amount of reinsurance credits taken by the Company for new agreements executed or existing agreements amended during 2021 which include policies or contracts which were in force or which had existing reserves established by the Company as of the effective date of the agreement is $12.4 billion.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Capital and Surplus
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1.5. Additionally, as a condition of approving the Individual Life Transaction, the Colorado Division of Insurance has required that any dividend or distribution made prior to January 4, 2025 must be approved by the Division as though it were an extraordinary dividend or distribution. An extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles.
The Company's capital is common stock, with 149 shares authorized and 144 shares issued and outstanding with a par value of $20,000 per share as of December 31, 2021.
On January 4, 2021, at closing of the Individual Life Transaction, RLCO purchased the 1994, 2000 and 2019 notes from a Voya Financial, Inc. subsidiary for an amount equal to the principal plus interest accrued through January 4, 2021. Immediately following the purchase of the surplus notes, on January 4, 2021, RLCO contributed the 1994, 2000, and 2019 notes to the Company, resulting in the extinguishment of these surplus notes. As a result of the extinguishment, the reclassification of the principal as of January 4, 2021 between surplus notes and gross paid in and contributed surplus of $96.0 occurred during the period. RLCO also forgave the accrued interest on the notes, resulting in a capital contribution of $33.6.
On January 4, 2021, the 2017 and 2018 notes were restructured to include a fixed interest rate of 5.0% and a maturity date of January 4, 2031. On September 7, 2021, the Colorado Insurance Commissioner approved a Second Amended and Restated Surplus Note Agreement which extends the Scheduled Maturity Date to January 1, 2036 and restricts the prepayment of principal until January 4, 2026. The Second Amended and Restated Surplus Note Agreement was effective as of January 4, 2021. An interest payment of $3.0 was made on July 1, 2021 as approved by the Colorado Insurance Commissioner. No principal payments were made during the twelve months ending on December 31, 2021. Any payment of principal and/or interest is subject to the prior approval of the Colorado Insurance Commissioner

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company's surplus notes as of December 31, 2021 are as follows:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
(In Thousands)
1/4/2021	5%	$123,000	N	$—	$123,000	$—
XXX	XXX	$123,000	XXX	$—	$123,000	$—

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$6,206	$6,206	0.0%	$0	$0	1/1/2036
$6,206	$6,206	XXX	$—	$—	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
N	N	N	N

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX

As of December 31, 2020, the Company had five surplus notes outstanding, which were owned by a former affiliate, SLDI Georgia Holdings, Inc:
•The first surplus note was issued in 1994, and the second one was issued in 2000. The terms of each surplus note allow the Company to draw up to $100.0 at its discretion. The surplus notes bore interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury bonds plus 0.25%, adjusted annually. The principal sum plus accrued interest was repayable in five annual installments beginning April 15, 2017 and continuing through April 15, 2021. Principal and interest paid for the years ended December 31, 2020 and 2019 was $65.4 and $30.7 respectively. The amount of unapproved interest and/or principal associated with the first surplus note was $20.1 and $38.5, as of December 31, 2020 and 2019. The amount of the unapproved interest and/or principal associated with the second surplus note was $13.3, and $25.6, as of December 31, 2020 and 2019, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

•The third surplus note was issued in 2017. The surplus note had a principal amount of $61.0 and a maturity date of April 15, 2042. The principal sum was payable at maturity. The surplus notes bore interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury bonds plus 0.65%, adjusted annually. Principal and interest paid for the years ended December 31, 2020 and 2019 was $1.4 and $2.0. The amount of the unapproved interest and/or principal associated with the third surplus note was $0.2 and $0.4 as of December 31, 2020 and 2019 respectively.

•The fourth surplus note was issued in 2018. The surplus note had a principal amount of $62.0 and a maturity date of April 15, 2043. The principal sum was payable at maturity. The surplus notes bore interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury Bonds plus 1.1% adjusted annually. Principal and interest paid for the years ended December 31, 2020 and 2019 was $1.7 and $2.3. The amount of the unapproved interest and/or principal associated with the fourth surplus note was $0.2 and $0.5 as of December 31, 2021 and 2020.

•The fifth surplus note was issued in 2019. The surplus note had a principal amount of $63.0 and a maturity date of April 15, 2044. The principal sum was payable at maturity. The surplus notes bore interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury Bonds plus 0.90% adjusted annually. Principal and interest paid for the year ended December 31, 2020 was $1.6. The amount of the unapproved interest and/or principal associated with the fifth surplus note was $0.2 as of December 31,2020.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

12.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2021.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value (“SSAP No. 100R”). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated through price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are typically determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date, i.e., “exit price” concept.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and our own and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock, when carried at the lower of cost or market.

Derivatives are carried at fair value which is determined using observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Indexed Swap Rates ("OIS"). Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than LIBOR curve for rate derivatives. The Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s Level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on quoted market prices. These assets are classified as Level 1 and Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and Level 2.

Derivatives: Certain derivatives are carried at fair value which is determined using observable key financial data such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS. Derivatives fair values are generally obtained from third party sources. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$26,678,953	$25,694,336	$675,425	$24,837,133	$1,166,395
Preferred stock	11,128	11,048	7,559	—	3,569
Common stock	72,966	72,966	4,369	66,091	2,506
Mortgage loans	2,555,918	2,452,617	—	—	2,555,918
Contract loans	1,529,796	1,529,796	—	1,529,796	—
Other invested assets	122,346	111,360	—	122,346	—
Cash equivalents and short-term investments	22,079	22,079	3,500	18,579	—
Derivatives
Equity contracts	521,613	521,613	—	84,279	437,334
Foreign exchange contracts	3,097	1,515	—	3,097	—
Interest rate contracts	(199)	420	—	(199)	—
Separate account assets	1,787,549	1,787,549	1,770,281	17,268	—
Total Assets	$33,305,246	$32,205,299	$2,461,134	$26,678,390	$4,165,722

Liabilities:
Supplementary contracts and immediate annuities	$288,564	$267,950	$—	$—	$288,564
Deposit type contracts	1,735,761	1,654,727	—	1,735,757	4
Derivatives
Equity contracts	42,946	42,946	—	42,946	—
Foreign exchange contracts	(219)	1,338	—	(219)	—
Interest rate contracts	8,448	1,455	—	8,448	—
Short-term debt	235,000	235,000	—	235,000	—
Total Liabilities	$2,310,500	$2,203,416	$—	$2,021,932	$288,568

The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at net asset value ("NAV") at December 31, 2021.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$11,840,073	$9,871,996	$508,425	$10,747,468	$584,180
Preferred stock	5,847	5,548	2,222	—	3,625
Common stock	48,589	48,590	—	46,094	2,495
Mortgage loans	1,358,103	1,246,965	—	—	1,358,103
Contract loans	993,451	993,451	—	993,451	—
Other invested assets	67,798	55,372	—	67,798
Cash equivalents and short-term investments	22,596	22,357	18,199	4,397	—
Derivatives	—
Equity contracts	394,404	394,404	—	99,255	295,149
Foreign exchange contracts	801	307	—	801	—
Interest rate contracts	725	672	—	725	—
Separate account assets	1,625,020	1,625,019	1,597,593	27,427	—
Total Assets	$16,357,407	$14,264,681	$2,126,439	$11,987,416	$2,243,552

Liabilities:
Supplementary contracts and immediate annuities	$31,939	$19,440	$—	$—	$31,939
Deposit type contracts	1,155,753	1,080,451	—	1,155,753	—
Derivatives
Equity contracts	61,922	61,922	—	61,922	—
Foreign exchange contracts	3,595	3,961	—	3,595	—
Interest rate contracts	5,751	1,874	—	5,751	—
Total return swaps	44,592	44,592	—	—	44,592
Total Liabilities	$1,303,552	$1,212,240	$—	$1,227,021	$76,531

The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at NAV at December 31, 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$—	$—	$—
Foreign	—	48	13	61
Residential mortgage-backed	—	1,485	—	1,485
Commercial mortgage-backed	—	—	—	—
Other asset-backed	—	—	—	—
Preferred stock	2,000	—	102	2,102
Common stock	4,369	66,091	2,507	72,967
Derivatives
Equity contracts	—	84,279	437,334	521,613
Foreign exchange contracts	—	1,039	—	1,039
Interest rate contracts	—	420	—	420
Separate account assets	1,770,280	17,268	—	1,787,548
Total assets	$1,776,649	$170,630	$439,956	$2,387,235

Liabilities:
Deposit type contracts	$—	$175,508	$—	$175,508
Derivatives
Equity contracts	—	42,946	—	42,946
Foreign exchange contracts	—	82	—	82
Interest rate contracts	—	1,455	—	1,455
Total liabilities	$—	$219,991	$—	$219,991

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	$46,094	$2,495	$48,589
Derivatives
Credit contracts	—	—	—	—
Equity contracts	—	99,255	295,149	394,404
Interest rate contracts	—	672	—	672
Separate account assets	1,597,593	27,427	—	1,625,020
Total assets	$1,597,593	$173,448	$297,644	$2,068,685

Liabilities:
Deposit type contracts	$—	$142,770	$—	$142,770
Derivatives
Credit contracts	—	—	—	—
Equity contracts	—	61,922	—	61,922
Foreign exchange contracts	—	760	—	760
Interest rate contracts	—	1,874	—	1,874
Total return swaps	—	—	44,592	44,592
Separate account liabilities	—	—	—	—
Total liabilities	$—	$207,326	$44,592	$251,918

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$—	$—	$—	$13	$(27)	$27	$—	$—	$—	$13
Preferred Stock	—	102	—	—	—	—	—	—	—	102
Common Stock	2,495	—	—	—	11	—	—	—	—	2,507
Derivatives
Equity contracts	295,149	—	—	160,544	123,782	74,212	—	(216,353)	—	437,334
Total return swaps	(44,592)	—	—	—	—	—	—	—	44,592	—
Total	$253,052	$102	$—	$160,557	$123,766	$74,239	$—	$(216,353)	$44,592	$439,956

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy established as part of SSAP No. 100R, Fair Value-Revised, if appropriate, based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2021 or 2020.

December 31, 2021

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$6,474	$—	$—	$(1,743)	$(3,500)	$2,040	$—	$—	$(775)	$2,496
Derivatives
Equity contracts	201,947	—	—	3,020	82,391	57,715	—	(49,923)	—	295,150
Total return swaps	(46,953)	—	—	4,901	(2,539)	—	—	—	—	(44,591)
Total	$161,468	$—	$—	$6,178	$76,352	$59,755	$—	$(49,923)	$(775)	$253,055

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy established as part of SSAP No. 100R, Fair Value-Revised, if appropriate, based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2021 or 2020.

The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0.0 related to this guarantee as of December 31, 2021 and 2020. The Company was not required to make any payments related to this guarantee during the years ended 2021 and 2020.
The following table shows an aggregate compilation of the Company’s guarantees as of December 31, 2021 (in thousands):

Maximum Potential of Required Future Payments	$15,786

Current Liability Recognized:
Noncontingent liabilities	$—
Contingent liabilities	—

Ultimate Impact if Action Required Under Guarantee:
Subsidiary policy claim guarantee - Midwestern	$15,786
Other	—
Total	$15,786

Operating Leases: The Company is party to certain cost-sharing arrangements and service agreements with other affiliated Resolution Life U.S. Holdings Inc. companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. Under a former cost-sharing and services agreements with Voya Financial, Inc. companies, the rent expense was allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $2.9 for 2021 under this cost-sharing methodology. For 2020 and 2019 the amounts were minimal.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. .

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position. This litigation includes Advance Trust & Life Escrow Services, LTA v. Security Life of Denver (USDC District of Colorado, No. 1:18-cv-01897) (filed July 26, 2018), a putative class action in which Plaintiff alleges that two specific types of universal life insurance policies only permitted the Company to rely upon the policyholder’s expected future mortality experience to establish and increase the cost of insurance, but the Company instead relied upon other, non-disclosed factors not only in the administration of the policies over time, but also in the decision to increase insurance costs beginning in approximately October 2015. Plaintiff alleges a breach of contract and seeks class certification. The Company denies the allegations in the complaint, believes the complaint to be without merit, and intends to defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $315.7 and $36.5 at December 31, 2021 and 2020, respectively. The Company is also committed to provide additional capital contributions of $376.8 and $218.4 at December 31, 2021 and 2020, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

14.        Financing Agreements

The Company has entered into a reciprocal loan agreement with Resolution Life US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires January 4, 2031, the Company and Resolution Life US can borrow up to 3% of the Company's admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company incurred interest expense of $2.2 for the year ended December 31, 2021. As of December 31, 2021, the Company had $12.4 outstanding receivable from and $235.0 outstanding payable to Resolution Life US under the reciprocal loan agreement.

As of December 31, 2021, the Company is the beneficiary of letters of credit totaling $7.5. The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.

15.        Related Party Transactions
The Company has entered into various management and services contracts with affiliated companies. The costs associated with these agreements are allocated among those companies

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM"), a former affiliate, under which VIM provides the Company with investment management services. For the years ended December 31, 2020 and 2019, expenses were incurred in the amounts of $77.6 and $18.1, respectively.

Service Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2021, 2020, 2019 expenses were immaterial.

The Company had entered into a similar agreement with its former U.S. insurance company affiliates and other former affiliates; whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the year ended December 31, 2020, these incurred expenses were immaterial. For the year ended December 31, 2019, expenses incurred totaled $6.3.

The year ended December 31, 2020, the Company received derivative trades of $44.6 from Voya Financial, Inc. As of December 31, 2020, the Company also transferred investment securities of $53.6 and $68.6 to former affiliates Voya Retirement Insurance and Annuity Company and Roaring River, LLC ("RR"), respectively.

The Company had entered into a services agreement with VSC whereby VSC provided certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2020 and 2019, expenses were incurred in the amounts of $72.7 and $64.5, respectively.

Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Resolution Life U.S. Holdings Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Resolution Life U.S. Holdings Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

16. Accident and Health Contracts

Effective January 1, 2020, the accident and health business assumed by SLD was recaptured by ReliaStar Life Insurance Company (“RLI”). Simultaneously with this recapture, effective

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

January 1, 2020, SLD recaptured the retrocession of the block from Canada Life. SLD reports zero accident and health business on a net basis, and a de minimis amount on a gross basis.

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Balance at January 1	$—	$369,079
Less reinsurance recoverables	—	974
Net balance at January 1	—	368,105

Incurred related to:
Current year	—
Prior years		(296,809)
Total incurred	—	(296,809)

Paid related to:
Current year	—
Prior years		72,561
Total paid	—	72,561

Net balance at December 31	—	(1,265)
Plus reinsurance recoverables		1,265
Balance at December 31	$—	$—

The liability for unpaid accident and health claims and claim adjustment expenses was included in accident and health reserves and unpaid claims on the balance sheet.

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years was generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability was held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance.

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2021, 2020, and 2019.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021 and 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Subsequent Events

The Company has evaluated all events occurring after December 31, 2021 through April 29, 2022, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. On February 24, 2022, Russia launched a military invasion of Ukraine. The Russia-Ukraine war is resulting in increased geo-political and economic uncertainty. The Company had immaterial exposure in its investment portfolio to Russia of approximately $34 as at December 31, 2021. The Company has concluded that the specific impact is not readily determinable as of the date of the balance sheet.

Supplementary Information

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Investment Income Earned:
U.S. government bonds	$34,812
Other bonds (unaffiliated)	729,763
Preferred stocks (unaffiliated)	258
Common stocks (unaffiliated)	3,072
Mortgage loans	96,917
Contract loans	66,543
Cash on hand and on deposit	—
Short-term investments	3,002
Other invested assets	122,917
Derivative instruments	144,694
Aggregate write-ins for investment income	(2,425)
Gross investment income	$1,199,553

Mortgage Loans (Book Value):
Commercial mortgages	$2,452,617
Total mortgage loans	$2,452,617

Mortgage Loans by Standing (Book Value):
Good standing	$2,427,585
Good standing with restructured terms	25,032
Foreclosure in process	—
Total mortgage loans by standing	$2,452,617

Other long-term assets (statement value)	$881,300

Contract loans	$1,529,796

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$—

Common stocks	$147,248
Total bonds and stocks of parents, subsidiaries and affiliates	$147,248

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$399,070
Over 1 year through 5 years	2,448,778
Over 5 years through 10 years	4,211,251
Over 10 years through 20 years	8,737,047
Over 20 years	9,907,829
Total by maturity	$25,703,975

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$14,012,492
NAIC 2	10,952,879
NAIC 3	616,187
NAIC 4	82,559
NAIC 5	6,407
NAIC 6	33,451
Total by NAIC Designation	$25,703,975

Total bonds and short-term investments publicly traded	$16,439,400

Total bonds and short-term investments privately placed	$9,264,574

Preferred stocks (statement value)	$11,048

Common stocks, including subsidiaries (market value)	$220,214

Short-term investments (book value)	$18,579

Cash equivalents	$3,500

Financial options owned (statement value)	$521,613

Financial options written and in force (statement value)	$(42,946)

Financial collar, swap and forward agreements open (statement value)	$(859)

Financial futures contracts open (current value)	$1,930

Cash on deposit	$344,767

Life Insurance in Force:
Industrial	$138,260
Ordinary	1,655,770
Group life	2
Total life insurance in force	$1,794,032

Amount of accidental death insurance in force under ordinary policies	$343,067

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$2,609,568
Group life	$—

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$192,843
Amount of income payable	$8,796
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$14,051
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$51,996
Deferred-fully paid account balance	$430,594
Deferred-not fully paid account balance	$914,482
Group:
Amount of income payable	$1,312
Fully paid account balance	$2,239
Not fully paid account balance	$—

Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$235,476
Dividend accumulations-account balance	$76,592

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Claim payments for the years ended December 31:
Group accident and health:
2021	$—

2020	$—

2019	$70,544

2018	$752

2017	$—

Prior	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2021
(In Thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Reinsurance Credit:

The Company does not have any reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements (“A-791”), that includes a provision that limits the reinsurer’s assumption of significant risks identified in A-791.

The Company does not have any reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) that is not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contains the following features which may result in delays in payment in form or in fact:

•Provisions which permits the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days (90) days of the settlement date (unless there is no activity during the period).
•Payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

The Company does not have reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, that meets the risk transfer requirements of SSAP No. 61R.

The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements that was accounted differently under SAP or U.S. GAAP.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

I.Investment Risks Interrogatories
The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2021 is $32.8 billion.

1.The following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

		Investment Category		Percentage of Total Admitted Assets*
	Issuer		Amount

i.	MIDWESTERN UNITED LIFE INSURANCE COMPANY	COMMON STOCK	$145,306	0.4%
ii.	APPLE INC	BONDS	105,012	0.3
iii.	ENTERPRISE PRODUCTS OPER	BONDS	101,638	0.3
iv.	UNITEDHEALTH GROUP INC	BONDS	95,848	0.3
v.	ORACLE CORP	BONDS	94,062	0.3
vi.	WALT DISNEY COMPANY THE	BONDS	93,108	0.3
vii.	AT&T INC	BONDS	92,160	0.3
viii.	ABBVIE INC	BONDS	91,064	0.3
ix.	HALLIBURTON CO	BONDS	87,058	0.3
x.	VERIZON COMMUNICATIONS	BONDS	85,424	0.3

2.    The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designation at December 31, 2021 are:

Bonds			Preferred Stocks
NAIC Designation	Amount	Percentage of Total Admitted Assets*	NAIC Designation	Amount	Percentage of Total Admitted Assets*
NAIC-1	$14,012,492	42.7%	P/RP-1	$3,446	0.0%
NAIC-2	10,952,879	33.4	P/RP-2	7,500	0.0
NAIC-3	616,187	1.9	P/RP-3	—	0.0
NAIC-4	82,559	0.3	P/RP-4	102	0.0
NAIC-5	6,407	0.0	P/RP-5	—	0.0
NAIC-6	33,451	0.1	P/RP-6	—	0.0
	$25,703,975			$11,048

* Excluding separate accounts     96

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

3.    The following are the Company’s total admitted assets held in foreign investments, regardless of whether there is any foreign currency exposure. There is no unhedged foreign currency exposure defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting in SSAP No. 86, including foreign currency denominated investments supporting insurance liabilities denominated in that same foreign currency and excluding Canadian investments. As of December 31, 2021, Canadian investments of $742.2 million also include no unhedged currency exposure.

a.Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		Amount	Percentage of Total Admitted Assets*
i.	Countries designated NAIC-1	$3,583,543	10.9%
ii.	Countries designated NAIC-2	438,211	1.3
iii.	Countries designated NAIC-3 or below	120,911	0.4

b.    Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Designated NAIC-1:
	Country: CAYMAN ISLANDS	$982,792	3.0%
	Country: UNITED KINGDOM	574,498	1.8
ii.	Countries Designated NAIC-2:
	Country: MEXICO	194,737	0.6
	Country: INDONESIA	46,950	0.1
iii.	Countries Designated NAIC-3 or Below:
	Country: COLOMBIA	27,241	0.1
	Country: TURKEY	19,385	0.1

c.    Aggregate unhedged foreign currency exposure: Not applicable.

d.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation: Not applicable.

e.    The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign designation: Not applicable.

* Excluding separate accounts     97

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

f.    The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Designation	Amount	Percentage of Total Admitted Assets*
i.	VODAFONE GROUP PLC	2	$74,623	0.2%
ii.	SHELL INTERNATIONAL FIN	1	62,770	0.2
iii.	NSW ELECTRICITY	2	56,679	0.2
iv.	SIEMENS FINANCIERINGSMAT	1	53,933	0.2
v.	MITSUBISHI UFJ FIN GRP	1	52,594	0.2
vi.	ANHEUSER BUSCH CO INBEV	2	49,532	0.2
vii.	HAFSLUND E-CO AS	1	49,116	0.1
viii.	COMMONWEALTH BANK AUST	2	47,487	0.1
ix.	HSBC HOLDINGS PLC	2	45,295	0.1
x.	XLIT LTD	2	42,833	0.1

4.     Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

5.    Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.    With respect to equity interests, the Company's admitted assets are as follows:

The ten largest equity interests:

Name of Issuer		Amount	Percentage of Total Admitted Assets*
i.	MIDWESTERN UNITED LIFE INSURANCE COMPANY	$145,306	0.4%
ii.	FEDERAL HOME LOAN BANK	66,091	0.2
iii.	VERITAS CAPITAL FUND	49,758	0.2
iv.	INSIGHT VENTURE PTNRS	35,413	0.1
v.	POMONA CAP IX LP	31,996	0.1
vi.	VISTA EQUITY PARTNERS	29,870	0.1
vii.	THOMA BRAVO FUND	29,276	0.1
viii.	GREEN EQUITY INVESTORS	26,469	0.1
ix.	BERKSHIRE FUND	23,366	0.1
x.	BROOKFIELD INFRASTRUCTURE	21,043	0.1

* Excluding separate accounts     98

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

7.    Assets held in nonaffiliated, privately placed equities are $844.9 million. The three largest nonaffiliated privately placed equities are:

Name of Issuer		Amount	Percentage of Total Admitted Assets*
i.	Federal Home Loan Bank	$66,091	0.2%
ii.	Veritas Capital Fund VI LP	49,758	0.2
iii.	Insight Venture Partners X LP	35,413	0.1

The ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non-Diversified
i.	VERITAS CAPITAL FUND	$56,113	$—	$56,113
ii.	INSIGHT VENTURE PTNRS	35,413		35,413
iii.	POMONA CAP	31,996	—	31,996
iv.	VISTA EQUITY PARTNERS	29,870	—	29,870
v.	THOMA BRAVO FUND	29,276	—	29,276
vi.	GREEN EQUITY INVESTORS	28,879	—	28,879
vii.	POMONA VOYA HOLDINGS	25,499	—	25,499
viii.	BERKSHIRE FUND	23,366	—	23,366
ix.	BROOKFIELD INFRASTRUCTURE	21,043	—	21,043
x.	K3 PRIVATE	17,622	—	17,622

8.    Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

9.    With respect to mortgage loans , the Company’s total admitted assets are as follows:

a.The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:
* Excluding separate accounts     99

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

Type/Property		Amount	Percentage of Total Admitted Assets*
i.	COMMERCIAL- Lakewood City Commons	$41,767	0.1%
ii.	COMMERCIAL- Two North Riverside Plaza	40,746	0.1
iii.	COMMERCIAL- NPH Industrial	38,351	0.1
iv.	COMMERCIAL- Atlantic Terminal Mall	30,423	0.1
v.	COMMERCIAL- Palm Springs Mile	30,325	0.1
vi.	COMMERCIAL- 500 Capitol Mall	26,878	0.1
vii.	COMMERCIAL- Lewis Group - Montecito Apartments	26,522	0.1
viii.	COMMERCIAL- Blue Hen Apartments	25,755	0.1
ix.	COMMERCIAL- Bethpage Camp Resort	25,216	0.1
x.	COMMERCIAL- Lewis Group - Carmel at Woodcreek West	24,119	0.1

b.    The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2021:

	Amount	Percentage of Total Admitted Assets*

i. Construction loans	$2,703	0.0%
ii. Mortgage loans over 90 days past due	—	0.0
iii. Mortgage loans in the process of foreclosure	—	0.0
iv. Mortgage loans foreclosed	—	0.0
v. Restructured mortgage loans	25,032	0.1%

c.    Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2021:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	0.0%	$—	0.0%	$—	0.0%
ii.	91% to 95%	—	0.0	—	0.0	—	0.0
iii.	81% to 90%	—	0.0	—	0.0	—	0.0
iv.	71% to 80%	—	0.0	26,320	0.1	—	0.0
v.	below 70%	—	0.0	2,426,297	7.4	—	0.0
		$—		$2,452,617		$—

10.    Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate of the Company’s total admitted assets. Not Applicable.

* Excluding separate accounts     100

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

11.    The Company’s total admitted assets subject to the following types of agreements as of December 31, 2021:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
ii.	Repurchase agreements	—	0.0	—	—	—
iii.	Reverse repurchase agreements	—	0.0	—	—	—
iv.	Dollar repurchase agreements	—	0.0	—	—	—
v.	Dollar reverse repurchase agreements	—	0.0	—	—	—

12.    Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2021:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$—	0.0%	$—	0.0%
ii.	Income generation	—	0.0	—	0.0
iii.	Other	—	0.0	—	0.0

13.    The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2021:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$1,351	0.0%	$1,453	$1,481	$1,343
ii.	Income Generation	—	0.0	—	—	—
iii.	Replications	—	0.0	—	—	—
iv.	Other	—	0.0	—	—	—

14.    The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2021:
* Excluding separate accounts     101

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$1,930	0.0%	$2,913	$2,255	$2,385
ii.	Income Generation	—	0.0	—	—	—
iii.	Replications	—	0.0	—	—	—
iv.	Other	—	0.0	—	—	—

* Excluding separate accounts     102

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2021
(In Thousands)

II.    Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds:
U.S. Governments	$2,069,845	6.5%	$2,069,845	$—	$2,069,845	6.5%
All Other Governments	316,482	1.0	316,482	—	316,482	1.0
U.S. States, Territories and Possessions, etc. Guaranteed	65,060	0.2	65,060	—	65,060	0.2
U.S. Political Subdivisions of States, Territories, and Possessions, Guaranteed	81,869	0.3	81,869	—	81,869	0.3
U.S. Special Revenue & Special Assessment Obligations, etc. Non-Guaranteed	1,757,799	5.5	1,757,799	—	1,757,799	5.5
Industrial and Miscellaneous	21,006,879	66.2	21,006,879	—	21,006,879	66.2
Hybrid Securities	315,035	1.0	315,035	—	315,035	1.0
Unaffiliated Bank loans	81,368	0.3	81,368	—	81,368	0.3
Total Long-Term Bonds	$25,694,337	81.0%	$25,694,337	$—	$25,694,337	81.0%
Preferred Stocks:
Industrial and Miscellaneous (Unaffiliated)	$11,048	0.0%	$11,048	$—	$11,048	0.0%
Total Preferred Stocks	$11,048	0.0%	$11,048	$—	$11,048	0.0%
Common Stocks:
Industrial and miscellaneous (Unaffiliated) Other	72,966	0.2	72,966	—	72,966	0.2
Parent, Subsidiaries and Affiliates Other	147,248	0.5	147,248	—	147,248	0.5
Total Common Stocks	$220,214	0.7%	$220,214	$—	$220,214	0.7%
Mortgage Loans:
Commercial Mortgages	2,452,617	7.7	2,452,617	—	2,452,617	7.7
Total Mortgage Loans	$2,452,617	7.7%	$2,452,617	$—	$2,452,617	7.7%
Cash, Cash Equivalents and Short-Term Investments:
Cash	$344,767	1.1%	$344,767	$—	$344,767	1.1%
Cash Equivalents	3,500	0.0	3,500	—	3,500	0.0
Short-Term Investments	18,579	0.1	18,579	—	18,579	0.1
Total Cash, Cash Equivalents and Short-Term Investments	$366,846	1.2%	$366,846	$—	$366,846	1.2%
Contract Loans	1,531,039	4.9	1,529,796	—	1,529,796	4.9
Derivatives	523,548	1.7	523,548	—	523,548	1.7
Other Invested Assets	881,300	2.8	881,300	—	881,300	2.8
Receivables for Securities	41,789	0.1	41,789	—	41,789	0.1
Write-ins for Invested Assets	7,013	0.0	7,013	—	7,013	0.0
Total Invested Assets	$31,729,750	100.0%	$31,728,507	$—	$31,728,507	100.0%
* Excluding separate accounts 103